UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7120
                                                     ---------------------

              Nuveen Insured Florida Premium Income Municipal Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: April 30
                                           ------------------

                  Date of reporting period: April 30, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT April 30, 2007

                        Nuveen Investments
                        Municipal Closed-End Funds

    NUVEEN FLORIDA
INVESTMENT QUALITY
    MUNICIPAL FUND
               NQF

    NUVEEN FLORIDA
    QUALITY INCOME
    MUNICIPAL FUND
               NUF

    NUVEEN INSURED
   FLORIDA PREMIUM
  INCOME MUNICIPAL
              FUND
               NFL

    NUVEEN INSURED
  FLORIDA TAX-FREE
         ADVANTAGE
    MUNICIPAL FUND
               NWF


Photo of: Woman and man at the beach.
Photo of: A child.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

     Chairman's
          LETTER TO SHAREHOLDERS

     Once again, I am pleased to report that over the period covered by this report your Fund continued to provide you with attractive monthly tax-free income.

     You may notice that this report is coming at a slightly different time of year than in the past. This is because the fiscal year reporting period for these Funds has been changed to April 30. This change was made to take advantage of administrative efficiencies that may help to keep fund expenses lower over the long term. There have been no changes to the investment objectives of the Funds, portfolio management strategies or their dividend policies. For more details about the management strategy and performance of your Fund, please read the Portfolio Managers' Comments, the Dividend and Share Price Information, and the Performance Overview sections of this report.

     For some time, I've used these letters to remind you that municipal bonds can be an important building block in a well-balanced investment portfolio. In addition to providing attractive tax-free monthly income, a municipal bond investment like your Fund may help you achieve and benefit from greater portfolio diversification. Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. For more information about this important investment strategy, I encourage you to contact your personal financial advisor.

"IN ADDITION TO PROVIDING ATTRACTIVE TAX-FREE MONTHLY INCOME, A MUNICIPAL BOND INVESTMENT LIKE YOUR FUND MAY HELP YOU ACHIEVE AND BENEFIT FROM GREATER PORTFOLIO DIVERSIFICATION."

     We also are pleased to be able to offer you a choice concerning how you receive your shareholder reports and other Fund information. As an alternative to mailed copies, you can sign up to receive future Fund reports and other Fund information by e-mail and the internet. The inside front cover of this report contains information on how you can sign up.

     We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead. At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives.

     Sincerely,

     /s/ Timothy R. Schwertfeger

     Timothy R. Schwertfeger
     Chairman of the Board

     June 15, 2007

Nuveen Investments Municipal Closed-End Funds
(NQF, NUF, NFL, NWF)


Portfolio Manager's
        COMMENTS

Portfolio managers Cathryn Steeves and Dan Close review economic and municipal market conditions at both the national and state levels, key investment strategies and the annual performance of these four Nuveen Florida Funds. Cathryn, who joined Nuveen in 1996, assumed portfolio management responsibility for NQF and NUF in January 2005 and for NFL and NWF in May 2005 and Daniel, who joined Nuveen in 2000, assumed portfolio management responsibility for the Florida Funds in March 2007


WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE REPORTING PERIOD ENDED APRIL 30, 2007?

Slowing economic growth, higher energy prices and a slumping housing market all contributed to a slowdown in economic growth over much of this abbreviated reporting period. The U.S. gross domestic product expanded at an annual rate of 2.0% in the third quarter 2006 and 2.5% in the fourth quarter. In the first quarter of 2007, the rate of GDP growth slowed even further to an annualized 0.6%, the weakest quarterly number in four years.

Given the growing economic uncertainty, the Federal Reserve kept the closely watched Fed Funds rate unchanged at 5.25%, the first sustained break in what had been a steady stream of rate increases that began in June 2004. This pause, combined with the slowing economy, helped create a generally positive atmosphere for fixed income investments over this period. While taxable and tax-free bonds of varying maturities all tended to perform well, bonds with relatively longer durations1 often outperformed shorter duration bonds over this ten-month period. As one measure of the municipal market performance, the yield on the widely followed Bond Buyer 25 Revenue Bond Index fell to 4.45% at the end of April 2007, a decline of 86 basis points from the end of June 2006. As bond yields decline, bond prices and total returns rise.

Over the 10 months ended April 2007, municipal bond issuance nationwide totaled $340 billion, up 13% from the previous 12 months. This total reflected very strong supply during the first four months of 2007, when $135 billion in new municipal securities came to market, an increase of 37% from the same four-month period in 2006. A major factor in the 2007 volume was an increase in advance refundings2 driven by attractive borrowing rates for issuers. Strong demand for municipal bonds easily absorbed the increase in issuance, as retail investors, institutional investors such as hedge funds and arbitragers, and overseas investors all continued to participate in the market.


1 Duration is a measure of a bond's price sensitivity as interest rates change, with longer duration bonds displaying more sensitivity to these changes than bonds with shorter durations.

2 Advance refundings, also known as pre-refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

HOW WERE THE ECONOMIC AND MARKET ENVIRONMENTS IN FLORIDA DURING THIS PERIOD?

Florida's economy continued to be led by professional and business services, government activities, and retail trade. While fairly diversified, the state's economy depended more on professional and business services and leisure and hospitality services and less on manufacturing than the national average. Tourism remained strong, with a relatively weak dollar attracting overseas visitors. Florida led the region in job growth during the period - as of April 2007, the state's unemployment rate was 3.4%, well below the national average of 4.5%. Even though the state's population continues to grow, Florida is currently creating new employment at about twice the national rate. As of April 30, 2007, Standard & Poor's rated Florida's general obligation debt AAA, while Moody's gave it a Aa1 rating. Municipal issuance within the state totaled more than $30 billion for the 12 months ended April 30, 2007, a 68% increase over the prior 12 months.


WHAT KEY STRATEGIES WERE USED TO MANAGE THE FLORIDA FUNDS DURING THIS REPORTING PERIOD?

As the yield curve flattened during this 10-month period, we continued to emphasize a disciplined approach to duration management and yield curve positioning. In selecting new additions for our portfolios, our purchase activity focused mainly on bonds in the longer range of the yield curve. We believed these bonds generally offered better value and reward opportunities. To help us maintain the Funds' durations within our preferred strategic range, we were selectively selling holdings with shorter durations in all the Funds. Selling these shorter bonds and reinvesting further out on the yield curve also helped to improve the Funds' overall call protection profile.

During this 10-month period, we continued to find opportunities in health care and land-secured bonds. Adding positions in these two sectors helped maintain the Fund's weightings in uninsured and lower-quality bonds (with the exception of NFL, whose portfolio consists only of insured or U.S. guaranteed bonds). In NWF, we added both a non-rated community development district and a California tobacco settlement bond to help diversify the Fund's holdings.

Our duration management strategies over the past 10 months included the use of inverse floating rate trusts3, a type of derivative financial instrument, in all Funds (with the exception of NWF). The inverse floaters had the dual benefit of increasing the Funds' distributable income and bringing their durations closer to our preferred strategic target. In past shareholder reports, we had discussed the use of forward interest rate swaps, another type of derivative instrument, as a duration management tool. During this reporting period, all of these Funds (with the exception of NFL) employed forward interest rate swaps.


HOW DID THE FUNDS PERFORM?

Individual results for these Nuveen Florida Funds, as well as relevant index and peer group information, are presented in the accompanying table.


TOTAL RETURNS ON NET ASSET VALUE
For periods ended 4/30/07
                         CUMULATIVE                    ANNUALIZED
                         ----------      -------------------------------------
                          10-MONTH       1-YEAR         5-YEAR         10-YEAR
--------------------------------------------------------------------------------
FLORIDA FUNDS
--------------------------------------------------------------------------------
NQF                        7.08%          6.57%          6.75%          6.43%
--------------------------------------------------------------------------------
NUF                        6.97%          6.73%          6.79%          6.22%
--------------------------------------------------------------------------------
Lehman Brothers
Municipal
Bond Index4                5.71%          5.78%          5.16%          5.81%
--------------------------------------------------------------------------------
INSURED FLORIDA FUNDS
--------------------------------------------------------------------------------
NFL                        6.24%          6.02%          6.19%          6.59%
--------------------------------------------------------------------------------
NWF                        7.46%          7.12%          NA             NA
--------------------------------------------------------------------------------
Lehman Brothers
Insured Municipal
Bond Index4                6.03%          6.04%          5.40%          6.03%
--------------------------------------------------------------------------------
Lipper Florida
Municipal Debt Funds
Average5                   6.73%          6.29%          6.44%          6.15%
--------------------------------------------------------------------------------

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.


3 A financial instrument designed to pay long-term tax-exempt interest at a rate that varies inversely with a short-term tax-exempt interest rate index. For the Nuveen funds, that index is typically The Securities Industry and Financial Markets (SIFM) Municipal Swap Index (previously referred to as the Bond Market Association Index or BMA.) Inverse floaters, including those inverse floating rate securities the Funds invested in during this reporting period, are further defined within the Notes to Financial Statements and Glossary of Terms Used in This Report sections of this shareholder report.

4 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds, and the Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index containing a broad range of insured municipal bonds. Results for the Lehman Brothers Indexes do not reflect any expenses.

5 The Lipper Florida Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 10-Months, 17; 1 Year 17; 5 Years, 13; and 10 Years, 9. Fund and Lipper returns assume reinvestment of dividends.

For the 10 months ended April 30, 2007, the total returns on NAV for NQF, NUF, NFL and NWF outperformed the return on the Lehman Brothers Municipal Bond Index, and the Lehman Insured Municipal Bond Index, respectively. NQF, NUF and NWF also outperformed the average return for the Lipper Florida peer group, while NFL underperformed the peer group.

One factor in the performance of these Funds, especially in relation to the returns for the unleveraged Lehman Brothers indexes, was the use of financial leverage. While leverage can add volatility to a Fund's NAV and share price, this strategy can also provide opportunities for additional income and total return for common shareholders. The Funds' leverage strategy positively impacted their results over this period.

With bonds rated BBB or lower and non-rated bonds generally outperforming other credit quality sectors during this period, most of these Funds benefited from their allocations to lower-quality credits. The performance of this sector was largely the result of investor demand for the higher yields typically associated with lower-quality bonds. (As a Fund with 100% of the portfolio consisting of insured or U.S. Guaranteed bonds, NFL did not hold any lower-quality credits, which hurt its performance for this period.) The Funds' relative underweight to the underperforming housing sector had a positive impact on performance while an overweight in high quality pre-refunded bonds negatively impact the Funds' performance.

Dividend and Share Price
       INFORMATION

As previously noted, NQF, NUF, NFL, and NWF use leverage to potentially enhance opportunities for additional income for common shareholders. While leverage continued to produce incremental income for these Funds, the extent of this benefit was reduced during this period by rising short-term rates, which increased the Funds' borrowing costs. Older, higher-yielding bonds that matured or were called also had an impact on the Funds' income streams, as proceeds were reinvested into bonds currently available in the market, which generally offered lower yields. The combination of these factors resulted in two monthly dividend reductions in NQF, NUF and NFL and one monthly dividend decrease in NWF during the twelve month period ended April 30, 2007. However, we subsequently increased the dividends of NQF and NUF effective November 2006.

In addition, due to normal portfolio activity, common shareholders of NFL received a capital gains distribution of $0.0209 per share at the end of December 2006.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2007, NFL had positive UNII balances for both financial statement and tax purposes, while NQF, NUF and NWF had positive UNII balances for tax purposes and negative UNII balances for financial statement purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                             4/30/07         10-MONTH AVERAGE (4/30/07)
                            DISCOUNT                           DISCOUNT
--------------------------------------------------------------------------------
NQF                           -6.93%                             -9.42%
--------------------------------------------------------------------------------
NUF                           -8.47%                            -10.41%
--------------------------------------------------------------------------------
NFL                           -4.47%                             -4.84%
--------------------------------------------------------------------------------
NWF                           -5.98%                             -7.18%
--------------------------------------------------------------------------------

Nuveen Florida Investment Quality Municipal Fund
NQF

Performance
     OVERVIEW  As of April 30, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              81%
AA                                6%
A                                 5%
BBB                               5%
N/R                               3%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0625
Jun                            0.058
Jul                            0.058
Aug                            0.058
Sep                            0.056
Oct                            0.056
Nov                           0.0575
Dec                           0.0575
Jan                           0.0575
Feb                           0.0575
Mar                           0.0575
Apr                           0.0575

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                       13.6
                              13.59
                              13.57
                              13.59
                              13.61
                              13.65
                              13.58
                              13.57
                              13.55
                              13.57
                              13.51
                              13.6
                              13.47
                              13.49
                              13.53
                              13.5
                              13.48
                              13.42
                              13.4
                              13.48
                              13.42
                              13.45
                              13.51
                              13.56
                              13.4701
                              13.36
                              13.41
                              13.3301
                              13.38
                              13.36
                              13.28
                              13.21
                              13.09
                              13.05
                              13.06
                              13.1
                              13.09
                              13.04
                              13.06
                              12.9999
                              13
                              12.96
                              13.01
                              13.02
                              13.07
                              13.08
                              13.13
                              13.18
                              13.16
                              13.16
                              13.07
                              13.01
                              13
                              13
                              12.96
                              12.95
                              12.98
                              13.02
                              13.03
                              13.09
                              13.15
                              13.22
                              13.33
                              13.31
                              13.31
                              13.33
                              13.33
                              13.3601
                              13.42
                              13.49
                              13.5
                              13.6
                              13.48
                              13.55
                              13.55
                              13.63
                              13.62
                              13.61
                              13.49
                              13.4801
                              13.54
                              13.49
                              13.51
                              13.56
                              13.57
                              13.68
                              13.76
                              13.74
                              13.74
                              13.63
                              13.6
                              13.71
                              13.66
                              13.63
                              13.53
                              13.55
                              13.53
                              13.54
                              13.51
                              13.6
                              13.53
                              13.56
                              13.58
                              13.64
                              13.68
                              13.65
                              13.65
                              13.65
                              13.66
                              13.71
                              13.74
                              13.67
                              13.65
                              13.63
                              13.65
                              13.53
                              13.55
                              13.48
                              13.41
                              13.42
                              13.45
                              13.43
                              13.39
                              13.45
                              13.48
                              13.49
                              13.54
                              13.54
                              13.56
                              13.62
                              13.67
                              13.68
                              13.57
                              13.58
                              13.65
                              13.7
                              13.78
                              13.89
                              13.84
                              13.82
                              13.82
                              13.8399
                              13.8
                              13.8
                              13.82
                              13.81
                              13.83
                              13.7
                              13.75
                              13.83
                              13.92
                              13.97
                              14
                              14.02
                              14
                              13.97
                              13.95
                              14
                              14.03
                              13.91
                              13.85
                              13.86
                              13.8799
                              13.84
                              13.76
                              13.68
                              13.72
                              13.77
                              13.8001
                              13.72
                              13.81
                              13.81
                              13.81
                              13.88
                              13.81
                              13.85
                              13.86
                              13.91
                              13.87
                              13.86
                              13.8
                              13.87
                              13.86
                              13.93
                              13.89
                              13.9
                              13.92
                              13.91
                              13.85
                              13.83
                              13.93
                              13.99
                              13.99
                              14.01
                              14
                              13.92
                              13.92
                              13.95
                              13.93
                              13.99
                              13.9301
                              13.9
                              13.99
                              13.96
                              13.9
                              13.88
                              13.93
                              13.93
                              14
                              14.06
                              14.05
                              14.12
                              14.0901
                              14.09
                              14.18
                              14.16
                              14.17
                              14.17
                              14.2
                              14.15
                              14.1
                              14.13
                              14.09
                              14.11
                              14.13
                              14.1599
                              14.07
                              13.98
                              14.02
                              14.01
                              14.02
                              14
                              14.02
                              14.02
                              14.04
                              14.06
                              14.12
                              14.14
                              14.06
                              14.14
                              14.06
                              14.01
                              13.97
                              14.05
                              14
                              14.01
                              14.0499
                              14
                              14
                              14.05
                              14
                              14.01
                              14.02
4/30/07                       14.11


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.11
------------------------------------
Common Share
Net Asset Value               $15.16
------------------------------------
Premium/(Discount) to NAV     -6.93%
------------------------------------
Market Yield                   4.89%
------------------------------------
Taxable-Equivalent Yield1      6.79%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $251,475
------------------------------------
Average Effective
Maturity on Securities (Years) 15.49
------------------------------------
Leverage-Adjusted Duration      8.45
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 2/21/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
10-Month
(Cumulative)   12.93%         7.08%
------------------------------------
1-Year          8.86%         6.57%
------------------------------------
5-Year          4.57%         6.75%
------------------------------------
10-Year         5.10%         6.43%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         31.7%
------------------------------------
Transportation                 23.1%
------------------------------------
U.S. Guaranteed                18.0%
------------------------------------
Water and Sewer                 6.4%
------------------------------------
Health Care                     6.3%
------------------------------------
Tax Obligation/General          5.1%
------------------------------------
Other                           9.4%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Florida Quality Income Municipal Fund
NUF

Performance
     OVERVIEW  As of April 30, 2007

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              76%
AA                                9%
A                                 7%
BBB                               5%
N/R                               3%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                             0.06
Jun                            0.056
Jul                            0.056
Aug                            0.056
Sep                           0.0535
Oct                           0.0535
Nov                            0.055
Dec                            0.055
Jan                            0.055
Feb                            0.055
Mar                            0.055
Apr                            0.055

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                       13.6
                              13.5
                              13.52
                              13.46
                              13.54
                              13.53
                              13.56
                              13.46
                              13.4
                              13.35
                              13.42
                              13.45
                              13.32
                              13.42
                              13.4
                              13.5
                              13.5
                              13.44
                              13.38
                              13.43
                              13.4
                              13.49
                              13.54
                              13.46
                              13.55
                              13.48
                              13.38
                              13.31
                              13.35
                              13.35
                              13.3
                              13.13
                              13.06
                              13.1
                              13.09
                              13.1
                              13.04
                              13.01
                              12.98
                              12.9
                              12.94
                              12.9
                              12.97
                              13.07
                              13.14
                              13
                              12.96
                              12.99
                              12.97
                              13.04
                              12.98
                              13.07
                              12.96
                              13.02
                              13.02
                              13
                              13.03
                              13.19
                              13.16
                              13.19
                              13.23
                              13.28
                              13.34
                              13.31
                              13.34
                              13.35
                              13.34
                              13.36
                              13.35
                              13.33
                              13.31
                              13.36
                              13.3399
                              13.35
                              13.36
                              13.41
                              13.51
                              13.54
                              13.57
                              13.56
                              13.48
                              13.48
                              13.47
                              13.47
                              13.5
                              13.61
                              13.68
                              13.71
                              13.62
                              13.54
                              13.52
                              13.6
                              13.56
                              13.61
                              13.48
                              13.41
                              13.47
                              13.43
                              13.5001
                              13.59
                              13.56
                              13.59
                              13.6
                              13.71
                              13.73
                              13.77
                              13.73
                              13.73
                              13.73
                              13.74
                              13.71
                              13.7
                              13.67
                              13.69
                              13.67
                              13.59
                              13.49
                              13.48
                              13.45
                              13.49
                              13.47
                              13.46
                              13.46
                              13.53
                              13.5
                              13.52
                              13.57
                              13.6
                              13.64
                              13.72
                              13.76
                              13.7604
                              13.67
                              13.59
                              13.64
                              13.61
                              13.63
                              13.69
                              13.61
                              13.67
                              13.75
                              13.77
                              13.77
                              13.79
                              13.77
                              13.77
                              13.77
                              13.75
                              13.8
                              13.86
                              13.88
                              13.89
                              13.92
                              13.92
                              13.9699
                              13.99
                              13.97
                              13.99
                              14.01
                              13.93
                              13.86
                              13.86
                              13.82
                              13.82
                              13.8
                              13.81
                              13.8
                              13.82
                              13.87
                              13.78
                              13.84
                              13.84
                              13.84
                              13.94
                              13.88
                              13.84
                              13.88
                              13.8599
                              13.85
                              13.89
                              13.85
                              13.85
                              13.93
                              13.88
                              13.88
                              13.87
                              13.9
                              13.83
                              13.77
                              13.86
                              13.89
                              13.96
                              14.03
                              14.04
                              14.04
                              14.02
                              14.02
                              13.99
                              14.03
                              14.03
                              14.07
                              14.05
                              14.0401
                              14.04
                              14.0499
                              13.99
                              13.93
                              13.95
                              14
                              14.03
                              14.04
                              14.06
                              14.1
                              14.08
                              14.12
                              14.19
                              14.21
                              14.16
                              14.13
                              14.07
                              14.1
                              14.07
                              14.02
                              14.02
                              14.08
                              14.09
                              14.13
                              14.05
                              14.1
                              14.04
                              14.02
                              14.03
                              14.09
                              14.09
                              14.07
                              14.12
                              14.16
                              14.11
                              14.1
                              14.14
                              14.08
                              14.04
                              14.04
                              14.02
                              14
                              13.96
                              13.99
                              14
                              14
                              14.03
                              14.01
                              14.01
                              14.02
4/30/07                       14.04


FUND SNAPSHOT
------------------------------------
Common Share Price            $14.04
------------------------------------
Common Share
Net Asset Value               $15.34
------------------------------------
Premium/(Discount) to NAV     -8.47%
------------------------------------
Market Yield                   4.70%
------------------------------------
Taxable-Equivalent Yield1      6.35%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $219,447
------------------------------------
Average Effective
Maturity on Securities (Years) 15.38
------------------------------------
Leverage-Adjusted Duration      8.59
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/17/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
10-Month
(Cumulative)   11.75%         6.97%
------------------------------------
1-Year          8.17%         6.73%
------------------------------------
5-Year          4.16%         6.79%
------------------------------------
10-Year         5.26%         6.22%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         26.1%
------------------------------------
Transportation                 22.9%
------------------------------------
U.S. Guaranteed                10.1%
------------------------------------
Health Care                     9.3%
------------------------------------
Education and Civic
   Organizations                7.3%
------------------------------------
Tax Obligation/General          5.4%
------------------------------------
Housing/Multifamily             5.4%
------------------------------------
Utilities                       5.0%
------------------------------------
Other                           8.5%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Nuveen Insured Florida Premium Income Municipal Fund
NFL

Performance
     OVERVIEW  As of April 30, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          92%
U.S. Guaranteed                   8%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                            0.066
Jun                            0.063
Jul                            0.063
Aug                            0.063
Sep                            0.063
Oct                            0.063
Nov                            0.063
Dec                            0.063
Jan                            0.063
Feb                            0.063
Mar                           0.0605
Apr                           0.0605

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                       14.89
                              14.75
                              14.81
                              14.8
                              14.86
                              14.79
                              14.71
                              14.63
                              14.49
                              14.5
                              14.43
                              14.48
                              14.35
                              14.45
                              14.34
                              14.39
                              14.23
                              14.19
                              13.99
                              14.02
                              13.82
                              13.98
                              14
                              14.11
                              14.15
                              14.18
                              14.17
                              14.13
                              14.2
                              14.17
                              14.15
                              14.05
                              13.97
                              13.99
                              14.01
                              14.02
                              13.95
                              13.88
                              13.9
                              13.86
                              13.85
                              13.82
                              13.77
                              13.74
                              13.9
                              13.92
                              13.85
                              13.9
                              13.85
                              13.88
                              13.85
                              13.9
                              13.9
                              13.95
                              13.98
                              14.18
                              14.07
                              14.1
                              14.16
                              14.19
                              14.311
                              14.37
                              14.35
                              14.4
                              14.42
                              14.54
                              14.59
                              14.71
                              14.61
                              14.43
                              14.42
                              14.59
                              14.56
                              14.6
                              14.55
                              14.55
                              14.52
                              14.61
                              14.55
                              14.55
                              14.57
                              14.6
                              14.58
                              14.58
                              14.6
                              14.6
                              14.62
                              14.6
                              14.62
                              14.4
                              14.43
                              14.53
                              14.53
                              14.63
                              14.55
                              14.51
                              14.46
                              14.57
                              14.65
                              14.79
                              14.75
                              14.75
                              14.61
                              14.74
                              14.76
                              14.59
                              14.65
                              14.65
                              14.65
                              14.73
                              14.85
                              14.77
                              14.75
                              14.81
                              14.79
                              14.77
                              14.66
                              14.68
                              14.69
                              14.66
                              14.67
                              14.59
                              14.62
                              14.7492
                              14.78
                              14.8
                              14.85
                              14.89
                              14.86
                              14.87
                              14.93
                              14.89
                              14.83
                              14.86
                              14.95
                              15.04
                              15.01
                              14.99
                              14.97
                              15
                              14.96
                              14.95
                              14.97
                              15.03
                              15.09
                              15.12
                              15.005
                              15.02
                              15.03
                              15.0299
                              15.05
                              15.05
                              15.09
                              15.09
                              15.15
                              15.1
                              15.04
                              15.04
                              14.97
                              14.77
                              14.68
                              14.7
                              14.76
                              14.62
                              14.6
                              14.6
                              14.56
                              14.55
                              14.59
                              14.61
                              14.64
                              14.64
                              14.56
                              14.75
                              14.75
                              14.81
                              14.87
                              14.84
                              14.86
                              14.83
                              14.83
                              14.83
                              14.91
                              14.91
                              14.88
                              14.94
                              14.96
                              14.85
                              14.81
                              14.86
                              14.95
                              14.96
                              15.02
                              15.02
                              15.01
                              15.06
                              15.01
                              15.01
                              14.98
                              15.06
                              15
                              14.97
                              15.1
                              15.08
                              15.08
                              14.98
                              14.95
                              14.93
                              15.04
                              14.99
                              15.02
                              15.03
                              14.89
                              14.87
                              14.9
                              14.87
                              14.9304
                              14.92
                              14.98
                              14.83
                              14.82
                              14.8
                              14.82
                              14.86
                              14.88
                              14.87
                              14.87
                              14.91
                              14.86
                              14.86
                              14.88
                              14.87
                              14.93
                              14.93
                              14.89
                              14.87
                              14.96
                              14.97
                              14.95
                              14.98
                              14.88
                              14.8499
                              14.8
                              14.77
                              14.76
                              14.65
                              14.69
                              14.68
                              14.65
                              14.65
                              14.68
                              14.72
                              14.66
4/30/07                       14.74

FUND SNAPSHOT
------------------------------------
Common Share Price            $14.74
------------------------------------
Common Share
Net Asset Value               $15.43
------------------------------------
Premium/(Discount) to NAV     -4.47%
------------------------------------
Market Yield                   4.93%
------------------------------------
Taxable-Equivalent Yield1      6.85%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $222,058
------------------------------------
Average Effective
Maturity on Securities (Years) 15.70
------------------------------------
Leverage-Adjusted Duration      7.86
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/17/92)
------------------------------------
            ON SHARE PRICE    ON NAV
------------------------------------
10-Month
(Cumulative)   12.05%         6.24%
------------------------------------
1-Year          3.17%         6.02%
------------------------------------
5-Year          5.63%         6.19%
------------------------------------
10-Year         6.82%         6.59%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         46.3%
------------------------------------
Water and Sewer                17.2%
------------------------------------
Transportation                 10.7%
------------------------------------
Housing/Multifamily             8.5%
------------------------------------
U.S. Guaranteed                 7.3%
------------------------------------
Other                          10.0%
------------------------------------


1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

2 The Fund paid shareholders a capital gains distribution in December 2006 of $0.0209 per share.

Nuveen Insured Florida Tax-Free Advantage Municipal Fund
NWF

Performance
     OVERVIEW  As of April 30, 2007


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                          78%
U.S. Guaranteed                  16%
AAA (Uninsured)                   1%
BBB (Uninsured)                   3%
N/R (Uninsured)                   2%

Bar Chart:
2006-2007 MONTHLY TAX-FREE DIVIDENDS PER SHARE
May                           0.0575
Jun                           0.0575
Jul                           0.0575
Aug                           0.0575
Sep                           0.0545
Oct                           0.0545
Nov                           0.0545
Dec                           0.0545
Jan                           0.0545
Feb                           0.0545
Mar                           0.0545
Apr                           0.0545


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/01/06                       13.68
                              13.57
                              13.68
                              13.68
                              13.5
                              13.38
                              13.31
                              13.23
                              13.17
                              13.17
                              13.11
                              13.1
                              13.13
                              12.96
                              13.06
                              12.96
                              13.2
                              12.98
                              12.96
                              13
                              13
                              13
                              13.06
                              13.23
                              13.4
                              13.7
                              13.51
                              13.51
                              13.55
                              13.73
                              13.47
                              13.47
                              13.31
                              13.35
                              13.25
                              13.2101
                              13.23
                              13.2
                              13.2
                              13.35
                              13.31
                              13.42
                              13.28
                              13.37
                              13.5
                              13.59
                              13.47
                              13.46
                              13.4
                              13.41
                              13.21
                              13.25
                              13.33
                              13.29
                              13.09
                              13.1
                              13.29
                              13.32
                              13.47
                              13.44
                              13.53
                              13.6
                              13.48
                              13.44
                              13.5
                              13.51
                              13.6
                              13.78
                              13.61
                              13.53
                              13.44
                              13.55
                              13.51
                              13.47
                              13.46
                              13.5
                              13.5
                              13.5
                              13.43
                              13.18
                              13.21
                              13.23
                              13.49
                              13.57
                              13.51
                              13.46
                              13.52
                              13.44
                              13.33
                              13.26
                              13.23
                              13.27
                              13.25
                              13.25
                              13.2
                              13.2
                              13.24
                              13.25
                              13.22
                              13.45
                              13.3889
                              13.36
                              13.38
                              13.52
                              13.63
                              13.65
                              13.65
                              13.65
                              13.65
                              13.66
                              13.55
                              13.51
                              13.36
                              13.4
                              13.45
                              13.42
                              13.49
                              13.3
                              13.15
                              13.24
                              13.34
                              13.32
                              13.18
                              13.19
                              13.2
                              13.24
                              13.18
                              13.21
                              13.24
                              13.27
                              13.32
                              13.4
                              13.31
                              13.36
                              13.53
                              13.5
                              13.51
                              13.5
                              13.5
                              13.5
                              13.47
                              13.41
                              13.43
                              13.44
                              13.41
                              13.4001
                              13.4
                              13.41
                              13.4
                              13.36
                              13.42
                              13.48
                              13.49
                              13.5799
                              13.52
                              13.53
                              13.56
                              13.52
                              13.52
                              13.41
                              13.45
                              13.45
                              13.42
                              13.31
                              13.32
                              13.34
                              13.33
                              13.37
                              13.33
                              13.31
                              13.36
                              13.36
                              13.4
                              13.49
                              13.4145
                              13.41
                              13.47
                              13.42
                              13.35
                              13.35
                              13.345
                              13.36
                              13.39
                              13.43
                              13.47
                              13.4
                              13.43
                              13.39
                              13.36
                              13.36
                              13.45
                              13.5
                              13.52
                              13.55
                              13.55
                              13.51
                              13.5
                              13.53
                              13.49
                              13.49
                              13.49
                              13.5
                              13.5375
                              13.59
                              13.59
                              13.59
                              13.6096
                              13.51
                              13.62
                              13.66
                              13.66
                              13.67
                              13.7
                              13.96
                              14.45
                              13.93
                              13.88
                              13.8
                              13.84
                              13.8
                              13.7
                              13.72
                              13.68
                              13.66
                              13.68
                              13.71
                              13.66
                              13.63
                              13.53
                              13.5
                              13.53
                              13.55
                              13.56
                              13.56
                              13.62
                              13.63
                              13.62
                              13.63
                              13.61
                              13.69
                              13.65
                              13.68
                              13.53
                              13.53
                              13.54
                              13.58
                              13.61
                              13.6501
                              13.74
                              13.84
                              13.76
                              13.8
                              13.82
4/30/07                       13.69


FUND SNAPSHOT
------------------------------------
Common Share Price            $13.69
------------------------------------
Common Share
Net Asset Value               $14.56
------------------------------------
Premium/(Discount) to NAV     -5.98%
------------------------------------
Market Yield                   4.78%
------------------------------------
Taxable-Equivalent Yield1      6.64%
------------------------------------
Net Assets Applicable to
Common Shares ($000)         $56,546
------------------------------------
Average Effective
Maturity on Securities (Years) 14.95
------------------------------------
Leverage-Adjusted Duration      8.05
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
10-Month
(Cumulative)    6.65%         7.46%
------------------------------------
1-Year          5.44%         7.12%
------------------------------------
Since
Inception       3.25%         5.72%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         46.9%
------------------------------------
U.S. Guaranteed                15.8%
------------------------------------
Water and Sewer                11.3%
------------------------------------
Education and Civic
   Organizations                9.9%
------------------------------------
Transportation                  7.3%
------------------------------------
Other                           8.8%
------------------------------------

1 Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM


THE BOARD OF TRUSTEES AND SHAREHOLDERS
NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA TAX-FREE ADVANTAGE MUNICIPAL FUND

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Florida Investment Quality Municipal Fund, Nuveen Florida Quality Income Municipal Fund, Nuveen Insured Florida Premium Income Municipal Fund and Nuveen Insured Florida Tax Free Advantage Municipal Fund (the Funds) as of April 30, 2007, and the related statements of operations, statements of changes in net assets and financial highlights, and the statement of cash flows for Nuveen Florida Investment Quality Municipal Fund and Nuveen Florida Quality Income Municipal Fund, for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Florida Investment Quality Municipal Fund, Nuveen Florida Quality Income Municipal Fund, Nuveen Insured Florida Premium Income Municipal Fund and Nuveen Insured Florida Tax-Free Advantage Municipal Fund at April 30, 2007, the results of their operations, changes in their net assets and their financial highlights, and cash flows for Nuveen Florida Investment Quality Municipal Fund and Nuveen Florida Quality Income Municipal Fund, for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
June 20, 2007

                        Nuveen Florida Investment Quality Municipal Fund (NQF)
                        Portfolio of
                                INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.1% (1.2% OF TOTAL INVESTMENTS)

$       5,000   Puerto Rico, The Children's Trust Fund, Tobacco Settlement            5/12 at 100.00         BBB     $    5,245,700
                 Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 1.1% (0.6% OF TOTAL INVESTMENTS)

        2,000   Broward County Educational Facilities Authority, Florida,             4/14 at 100.00         BBB          2,131,200
                 Revenue Bonds, Nova Southeastern University, Series 2004B,
                 5.625%, 4/01/34

          575   Osceola County Industrial Development Authority, Florida,             8/11 at 101.00         AAA            596,856
                 Industrial Development Revenue Bonds, P.M. Wells Charter
                 School Project, Series 2001A, 5.000%, 8/01/23 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        2,575   Total Education and Civic Organizations                                                                   2,728,056
------------------------------------------------------------------------------------------------------------------------------------


                ENERGY - 0.4% (0.2% OF TOTAL INVESTMENTS)

          900   Virgin Islands Public Finance Authority, Revenue Bonds, Refinery      1/15 at 100.00         BBB            905,067
                 Project Hovensa LLC, Series 2007, 4.700%, 7/01/22
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 10.8% (6.3% OF TOTAL INVESTMENTS)

        1,000   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          1,023,810
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34

                Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
        1,000    5.250%, 6/01/26                                                      6/16 at 100.00        BBB+          1,049,680
        3,385    5.000%, 6/01/38                                                      6/16 at 100.00        BBB+          3,440,480

        3,000   Highlands County Health Facilities Authority, Florida, Hospital      11/15 at 100.00          A+          3,078,570
                 Revenue Bonds, Adventist Health System, Series 2005B,
                 5.000%, 11/15/30

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
        1,000    5.250%, 10/01/28                                                    10/13 at 100.00          A3          1,037,140
        2,330    5.250%, 10/01/34                                                    10/13 at 100.00          A3          2,403,465

        1,185   Hillsborough County Industrial Development Authority, Florida,       10/16 at 100.00          A3          1,229,983
                 Hospital Revenue Bonds, Tampa General Hospital, Series 2006,
                 5.250%, 10/01/41

        3,500   Lee Memorial Health System, Florida, Hospital Revenue Bonds,          4/17 at 100.00           A          3,593,520
                 Series 2007A, 5.000%, 4/01/32

        2,345   Leesburg, Florida, Hospital Revenue Bonds, Leesburg Regional          7/12 at 100.00        BBB+          2,426,512
                 Medical Center Project, Series 2002, 5.375%, 7/01/22

        1,250   Marion County Hospital District, Florida, Revenue Bonds,             10/17 at 100.00          A2          1,273,850
                 Munroe Regional Medical Center, Series 2007,
                 5.000%, 10/01/34 (WI/DD, Settling 5/09/07)

          550   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A2            586,196
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

                Palm Beach County Health Facilities Authority, Florida, Hospital
                Revenue Refunding Bonds, BRCH Corporation Obligated Group,
                 Series 2001:
        3,410    5.500%, 12/01/21                                                    12/11 at 101.00           A          3,594,958
        2,340    5.625%, 12/01/31                                                    12/11 at 101.00           A          2,481,453

------------------------------------------------------------------------------------------------------------------------------------
       26,295   Total Health Care                                                                                        27,219,617
------------------------------------------------------------------------------------------------------------------------------------


                                       15

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.5% (0.3% OF TOTAL INVESTMENTS)

$       1,080   Broward County Housing Finance Authority, Florida, Multifamily        5/10 at 101.00         AAA     $    1,111,244
                 Housing Revenue Bonds, Emerald Palms Apartments,
                 Series 2001A, 5.600%, 7/01/21 (Alternative Minimum Tax)

          135   Florida Housing Finance Agency, General Mortgage Revenue              6/07 at 100.00          AA            137,645
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

------------------------------------------------------------------------------------------------------------------------------------
        1,215   Total Housing/Multifamily                                                                                 1,248,889
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.0% (0.6% OF TOTAL INVESTMENTS)

          445   Florida Housing Finance Agency, Homeowner Mortgage Revenue            7/07 at 102.00         Aa3            449,330
                 Bonds, New Money and Refunding Issue, Series 1996-2,
                 6.350%, 7/01/28 (Alternative Minimum Tax)

        1,025   Florida Housing Finance Agency, Homeowner Mortgage Revenue            7/07 at 102.00         AAA          1,040,816
                 Bonds, Series 1997-2, 5.900%, 7/01/29 - MBIA Insured
                 (Alternative Minimum Tax)

        1,000   Florida Housing Finance Corporation, Homeowner Mortgage               1/16 at 100.00         Aa1            991,310
                 Revenue Bonds, Series 2006-6, 4.625%, 7/01/31
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,470   Total Housing/Single Family                                                                               2,481,456
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 1.1% (0.7% OF TOTAL INVESTMENTS)

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00         N/R          1,220,411
        1,565    5.625%, 8/01/34                                                      8/14 at 101.00         N/R          1,646,004

------------------------------------------------------------------------------------------------------------------------------------
        2,690   Total Long-Term Care                                                                                      2,866,415
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.3% (1.4% OF TOTAL INVESTMENTS)

        5,400   Hillsborough County Industrial Development Authority, Florida,        4/10 at 101.00         N/R          5,857,920
                 Exempt Facilities Remarketed Revenue Bonds, National Gypsum
                 Company, Apollo Beach Project, Series 2000B, 7.125%,
                 4/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 8.8% (5.1% OF TOTAL INVESTMENTS)

        1,500   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA          1,576,140
                 Education Capital Outlay Bonds, Series 2002F, 5.000%, 6/01/22 -
                 MBIA Insured

        2,080   Florida State Board of Education, Full Faith and Credit Public        6/13 at 100.00         AAA          2,211,123
                 Education Capital Outlay Bonds, Series 2003J, 5.000%, 6/01/21 -
                 AMBAC Insured

        9,230   Florida State Board of Education, Full Faith and Credit, Public       6/11 at 101.00         AAA          9,675,717
                 Education Capital Outlay Bonds, Series 2001C, 5.125%, 6/01/31 -
                 FGIC Insured

        8,000   Florida State Board of Education, Full Faith and Credit, Public       6/12 at 100.00         AAA          8,583,600
                 Education Capital Outlay Refunding Bonds, Series 2002D,
                 5.375%, 6/01/16

------------------------------------------------------------------------------------------------------------------------------------
       20,810   Total Tax Obligation/General                                                                             22,046,580
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 54.7% (31.7% OF TOTAL INVESTMENTS)

        2,645   Bartram Springs Community Development District, Duval County,         5/16 at 100.00         N/R          2,564,751
                 Florida, Special Assessment Bonds, Series 2006,
                 4.750%, 5/01/34

        5,625   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          6,062,850
                 Participation, Series 2004C, 5.250%, 7/01/18 - FSA Insured

        1,665   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA          1,759,422
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,280   Florida Intergovernmental Finance Commission, Capital Revenue         8/11 at 100.00         Aaa          1,332,954
                 Bonds, Daytona Beach Community Redevelopment Agency,
                 Series 2001C-1, 5.000%, 2/01/20 - AMBAC Insured

        1,685   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,          5/13 at 100.00         AAA          1,769,536
                 5.000%, 5/01/22 - MBIA Insured

        5,000   Florida Ports Financing Commission, Revenue Bonds, State              6/07 at 101.00         AAA          5,055,050
                 Transportation Trust Fund, Series 1996, 5.375%, 6/01/27 -
                 MBIA Insured (Alternative Minimum Tax)


                                       15

                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,000   Florida State Department of Management Services, Certificates         8/15 at 101.00         AAA     $    3,185,790
                 of Participation, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

        5,000   Hernando County, Florida, Revenue Bonds, Criminal Justice               No Opt. Call         AAA          6,467,050
                 Complex Financing Program, Series 1986, 7.650%, 7/01/16 -
                 FGIC Insured

        1,575   Hillsborough County, Florida, Community Investment Tax Revenue       11/13 at 101.00         AAA          1,666,271
                 Bonds, Series 2004, 5.000%, 5/01/24 - AMBAC Insured

        2,190   Hillsborough County, Florida, Revenue Refunding Bonds, Tampa         10/15 at 100.00         AAA          2,325,057
                 Bay Arena, Series 2005, 5.000%, 10/01/25 - FGIC Insured

        5,015   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          5,418,206
                 Bonds, Series 2003, 5.250%, 10/01/21 - MBIA Insured

        2,000   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding      10/12 at 100.00         AAA          2,098,500
                 and Improvement Bonds, Series 2002, 5.000%, 10/01/22 -
                 FGIC Insured

        3,000   Miami-Dade County School Board, Florida, Certificates of             11/16 at 100.00         AAA          3,168,390
                 Participation, Series 2006B, 5.000%, 11/01/31 - AMBAC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        2,195    5.250%, 5/01/16 - RAAI Insured                                       5/12 at 102.00          AA          2,345,818
        1,700    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA          1,838,703

        1,000   Orange County School Board, Florida, Certificates of                  8/16 at 100.00         AAA          1,054,860
                 Participation, Series 2006A, 5.000%, 8/01/30 - FGIC Insured

                Orlando Community Redevelopment Agency, Florida, Tax Increment
                Revenue Bonds, Republic Drive-Universal Boulevard - I-4
                Interchange Project, Series 2002:
        1,495    5.125%, 4/01/20 - AMBAC Insured                                      4/12 at 100.00         AAA          1,580,664
        1,225    5.125%, 4/01/21 -AMBAC Insured                                       4/12 at 100.00         AAA          1,296,320

                Osceola County, Florida, Transportation Revenue Bonds, Osceola
                Parkway, Series 2004:
        3,745    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         Aaa          3,976,254
        2,000    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         Aaa          2,109,280

        4,000   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          4,142,520
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,560   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,692,454
                 Participation, Series 2004A, 5.000%, 8/01/23 - FGIC Insured

        4,490   Palm Beach County, Florida, Public Improvement Revenue Bonds,         6/15 at 100.00         AAA          4,748,175
                 Biomedical Research Park Project, Series 2005A,
                 5.000%, 6/01/25 - AMBAC Insured

        2,500   Polk County School District, Florida, Sales Tax Revenue Bonds,       10/14 at 100.00         AAA          2,717,225
                 Series 2004, 5.250%, 10/01/18 - FSA Insured

          820   Rivercrest Community Development District, Florida, Special           5/18 at 100.00          AA            862,181
                 Assessment Bonds, Series 2007, 5.000%, 5/01/30 -
                 RAAI Insured

          645   Sonoma Bay Community Development District, Florida, Special           5/15 at 100.00         N/R            655,236
                 Assessment Bonds, Series 2005A, 5.450%, 5/01/36

                South Florida Water Management District, Certificates of
                Participation, Series 2006:
       15,000    5.000%, 10/01/31 - AMBAC Insured (UB)                               10/16 at 100.00         AAA         15,883,200
       30,000    5.000%, 10/01/36 - AMBAC Insured (UB)                               10/16 at 100.00         AAA         31,694,700

        2,750   St. John's County, Florida, Transportation Improvement Revenue       10/13 at 100.00         AAA          2,896,300
                 Bonds, Series 2003, 5.000%, 10/01/23 - AMBAC Insured

                Tampa Sports Authority, Hillsborough County, Florida, Sales
                Tax Payments Special Purpose Bonds, Stadium Project,
                Series 1995:
        1,250    5.750%, 10/01/20 - MBIA Insured                                        No Opt. Call         AAA          1,454,300
        2,835    5.750%, 10/01/25 - MBIA Insured                                        No Opt. Call         AAA          3,404,353

        8,605   Volusia County School Board, Florida, Sales Tax Revenue Bonds,       10/12 at 100.00         AAA          9,289,958
                 Series 2002, 5.375%, 10/01/15 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      128,495   Total Tax Obligation/Limited                                                                            137,516,328
------------------------------------------------------------------------------------------------------------------------------------


                                       16

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 39.7% (23.1% OF TOTAL INVESTMENTS)

$      11,500   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA     $   12,017,040
                 Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00         AAA          2,260,704
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        3,500   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/07 at 101.00         AAA          3,574,445
                 5.750%, 10/01/26 - MBIA Insured (Alternative Minimum Tax)

        6,000   Florida State Turnpike Authority, Turnpike Revenue Bonds,             7/13 at 101.00         Aa2          6,277,140
                 Department of Transportation, Series 2003C, 5.000%, 7/01/33

       12,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/09 at 101.00         AAA         12,296,640
                 Revenue Bonds, Series 1999A, 5.125%, 10/01/28 - FGIC Insured
                 (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,165,720
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 - FSA Insured
                 (Alternative Minimum Tax)

        2,500   Lee County, Florida, Airport Revenue Bonds, Series 2006,             10/15 at 100.00         AAA          2,625,150
                 5.000%, 10/01/33 - FSA Insured

        6,690   Miami-Dade County Expressway Authority, Florida, Toll System          7/14 at 100.00         AAA          7,120,234
                 Revenue Bonds, Series 2004B, 5.000%, 7/01/20 - FGIC Insured

       17,430   Miami-Dade County Expressway Authority, Florida, Toll System          7/16 at 100.00         AAA         18,515,192
                 Revenue Bonds, Series 2006, 5.000%, 7/01/31 -
                 AMBAC Insured (UB)

        1,750   Miami-Dade County Industrial Development Authority, Florida,         10/09 at 101.00         AAA          1,849,663
                 Industrial Development Revenue Bonds, Airis Miami II LLC -
                 Miami International Airport, Series 1999, 6.000%, 10/15/25 -
                 AMBAC Insured (Alternative Minimum Tax)

       16,825   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/15 at 100.00         AAA         17,576,573
                 International Airport, Series 2005A, 5.000%, 10/01/38 -
                 CIFG Insured (UB)

        5,390   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/12 at 100.00         AAA          5,835,753
                 International Airport, Series 2002, 5.750%, 10/01/18 -
                 FGIC Insured (Alternative Minimum Tax)

        5,360   Tampa-Hillsborough County Expressway Authority, Florida,              7/15 at 101.00         AAA          5,821,657
                 Revenue Bonds, Series 2005, 5.000%, 7/01/16 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       95,095   Total Transportation                                                                                     99,935,911
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 30.9% (18.0% OF TOTAL INVESTMENTS) (4)

        7,225   Dade County, Florida, Special Obligation and Refunding Bonds,         10/08 at 48.83         AAA          3,348,860
                 Series 1996B, 0.000%, 10/01/20 (Pre-refunded 10/01/08) -
                 AMBAC Insured

       19,000   Escambia County Health Facilities Authority, Florida, Revenue        11/09 at 101.00         AAA         20,178,376
                 Bonds, Ascension Health Credit Group, Series 1999A-2,
                 6.000%, 11/15/31 (Pre-refunded 11/15/09)

        4,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00      A+ (4)          5,066,302
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)

                Miami-Dade County Educational Facilities Authority, Florida,
                Revenue Bonds, University of Miami, Series 2004A:
        2,290    5.000%, 4/01/19 (Pre-refunded 4/01/14) - AMBAC Insured               4/14 at 100.00         AAA          2,459,368
        3,305    5.000%, 4/01/22 (Pre-refunded 4/01/14) - AMBAC Insured               4/14 at 100.00         AAA          3,549,438

        3,000   Miami-Dade County Health Facility Authority, Florida, Hospital        8/11 at 101.00         AAA          3,190,590
                 Revenue Refunding Bonds, Miami Children's Hospital,
                 Series 2001A, 5.125%, 8/15/26 (Pre-refunded 8/15/11) -
                 AMBAC Insured

        5,450   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00      A2 (4)          5,922,897
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31
                 (Pre-refunded 1/15/11)

        6,000   Orange County Health Facilities Authority, Florida, Hospital         11/10 at 101.00      A+ (4)          6,589,740
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)

        3,695   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00       A (4)          4,059,327
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/27 (Pre-refunded 12/01/12)


                                       17

                        Nuveen Florida Investment Quality Municipal Fund (NQF) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED (4) (continued)

$       2,625   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00     Aa1 (4)     $    2,813,396
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18
                 (Pre-refunded 10/01/11)

        4,295   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00     Aa1 (4)          4,622,365
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18
                 (Pre-refunded 10/01/12)

        5,550   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          5,990,504
                 Series 2002II, 5.125%, 7/01/26 (Pre-refunded 7/01/12) -
                 FSA Insured

        3,570   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA          4,136,809
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured (ETM)

        5,375   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00     AA- (4)          5,881,916
                 Bonds, Series 2002, 5.625%, 5/01/32 (Pre-refunded 5/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       75,980   Total U.S. Guaranteed                                                                                    77,809,888
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 7.7% (4.4% OF TOTAL INVESTMENTS)

        4,330   Hillsborough County Industrial Development Authority, Florida,       10/12 at 100.00        Baa2          4,519,957
                 Pollution Control Revenue Bonds, Tampa Electric Company
                 Project, Series 2002, 5.100%, 10/01/13

        1,050   Jacksonville Beach, Florida, Utility Revenue Refunding Bonds,        10/10 at 100.00         Aaa          1,092,746
                 Series 2002, 5.000%, 4/01/17 - AMBAC Insured

        4,250   Lakeland, Florida, Energy System Revenue Refunding Bonds,               No Opt. Call         AAA          4,651,795
                 Series 1999C, 6.050%, 10/01/11 - FGIC Insured

        5,000   Orlando Utilities Commission, Florida, Water and Electric               No Opt. Call         Aa1          5,366,850
                 Revenue Refunding Bonds, Series 1992, 6.000%, 10/01/10

        2,720   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          2,903,736
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/18

          705   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1            754,442
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/18

------------------------------------------------------------------------------------------------------------------------------------
       18,055   Total Utilities                                                                                          19,289,526
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 11.2% (6.4% OF TOTAL INVESTMENTS)

        3,310   Cocoa, Florida, Water and Sewerage System Revenue Refunding             No Opt. Call         AAA          3,843,671
                 Bonds, Series 2003, 5.500%, 10/01/23 - AMBAC Insured

        1,000   Jacksonville, Florida, Water and Sewer Revenue Bonds, United          8/07 at 100.00         AAA          1,006,070
                 Water Florida Project, Series 1995, 6.350%, 8/01/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,525   Lee County, Florida, Water and Sewer Revenue Refunding               10/13 at 100.00         Aaa          1,624,308
                 Bonds, Series 2003A, 5.000%, 10/01/20 - MBIA Insured

        8,300   Miami-Dade County, Florida, Water and Sewer System Revenue           10/09 at 101.00         AAA          8,523,104
                 Bonds, Series 1999A, 5.000%, 10/01/29 - FGIC Insured

        1,175   Naples, Florida, Water and Sewer Revenue Bonds, Series 2002,          9/12 at 100.00         Aa2          1,246,135
                 5.000%, 9/01/14

        2,060   Polk County, Florida, Utility System Revenue Bonds, Series 2003,     10/13 at 100.00         Aaa          2,209,268
                 5.250%, 10/01/22 - FGIC Insured

        2,780   Riviera Beach, Palm Beach County, Florida, Water and Sewerage        10/14 at 100.00         Aaa          2,935,847
                 Revenue Bonds, Series 2004, 5.000%, 10/01/24 - FGIC Insured

        2,275   Sarasota County, Florida, Utility System Revenue Bonds,              10/15 at 100.00         AAA          2,413,639
                 Series 2005A, 5.000%, 10/01/27 - FGIC Insured


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       1,680   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA     $    1,940,954
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured

                Winter Springs, Florida, Water and Sewer Revenue Refunding
                Bonds, Series 2001:
          700    5.250%, 4/01/16 - MBIA Insured                                       4/11 at 101.00         AAA            744,709
        1,585    5.000%, 4/01/20 - MBIA Insured                                       4/11 at 101.00         AAA          1,666,992
------------------------------------------------------------------------------------------------------------------------------------
       26,390   Total Water and Sewer                                                                                    28,154,697
------------------------------------------------------------------------------------------------------------------------------------
$     411,370   Total Investments (cost $411,765,660) - 172.3%                                                          433,306,050
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (21.0)%                                                                     (52,835,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.2%                                                                      3,004,141
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                       (132,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  251,475,191
                ====================================================================================================================

FORWARD SWAPS OUTSTANDING AT APRIL 30, 2007:

                                       FUND                                   FIXED RATE                                 UNREALIZED
                  NOTIONAL      PAY/RECEIVE    FLOATING RATE    FIXED RATE       PAYMENT   EFFECTIVE    TERMINATION    APPRECIATION
COUNTERPARTY        AMOUNT    FLOATING RATE            INDEX   (ANNUALIZED)    FREQUENCY     DATE (5)          DATE   (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan       $15,500,000          Receive             SIFM         3.698%    Quarterly     2/04/08        2/02/13       $(170,323)
JPMorgan         6,000,000          Receive             SIFM         3.941     Quarterly    11/06/07       11/06/32          31,323
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $(139,000)
====================================================================================================================================

SIFM - The daily arithmetic average of the weekly SIFM (The Securities Industry and Financial Markets) Municipal Swap Index


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Florida Quality Income Municipal Fund (NUF)
                        Portfolio of
                                INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 12.5% (7.3% OF TOTAL INVESTMENTS)

                Broward County Educational Facilities Authority, Florida, Revenue
                Bonds, Nova Southeastern University, Series 2004B:
$       1,000    5.500%, 4/01/24                                                      4/14 at 100.00         BBB     $    1,064,970
          500    5.625%, 4/01/34                                                      4/14 at 100.00         BBB            532,800

        2,000   Florida Board of Education, Lottery Revenue Bonds, Series 2001B,      7/11 at 101.00         AAA          2,108,340
                 5.000%, 7/01/20 - FGIC Insured

       14,985   Florida State Board of Education, State University System Revenue     7/15 at 101.00         AAA         15,917,966
                 Bonds, Series 2006A, 5.000%, 7/01/30 - FGIC Insured (UB)

        2,580   Florida State Education System, Housing Facility Revenue                No Opt. Call         AAA          2,778,454
                 Bonds, Florida International University, Series 2004A,
                 5.000%, 7/01/14 - MBIA Insured

        2,345   FSU Financial Assistance Inc., Florida, General Revenue Bonds,       10/14 at 100.00         AAA          2,511,284
                 Educational and Athletic Facilities Improvements, Series 2004,
                 5.000%, 10/01/16 - AMBAC Insured

        2,275   University of Central Florida, Certificates of Participation,        10/14 at 100.00         AAA          2,425,059
                 Athletic Association, Series 2004A, 5.125%, 10/01/21 -
                 FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
       25,685   Total Education and Civic Organizations                                                                  27,338,873
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 15.8% (9.3% OF TOTAL INVESTMENTS)

        1,000   Brevard County Health Facilities Authority, Florida, Revenue          4/16 at 100.00           A          1,023,810
                 Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34

        1,500   Citrus County Hospital Board, Florida, Revenue Refunding              8/13 at 100.00        Baa3          1,645,185
                 Bonds, Citrus Memorial Hospital, Series 2002, 6.375%, 8/15/32

                Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006:
        1,000    5.250%, 6/01/26                                                      6/16 at 100.00        BBB+          1,049,680
        3,000    5.000%, 6/01/38                                                      6/16 at 100.00        BBB+          3,049,170

        1,000   Highlands County Health Facilities Authority, Florida, Hospital      11/15 at 100.00          A+          1,024,700
                 Revenue Bonds, Adventist Health System, Series 2005C,
                 5.000%, 11/15/31

                Hillsborough County Industrial Development Authority, Florida,
                Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
          500    5.250%, 10/01/28                                                    10/13 at 100.00          A3            518,570
        1,590    5.250%, 10/01/34                                                    10/13 at 100.00          A3          1,640,133

        1,180   Hillsborough County Industrial Development Authority,                10/16 at 100.00          A3          1,224,793
                 Florida, Hospital Revenue Bonds, Tampa General Hospital,
                 Series 2006, 5.250%, 10/01/41

        2,000   Hillsborough County Industrial Development Authority, Florida,       10/13 at 100.00          A3          2,077,660
                 Hospital Revenue Refunding Bonds, Tampa General Hospital,
                 Series 2003A, 5.250%, 10/01/24

        8,500   Jacksonville Economic Development Commission, Florida,               11/11 at 101.00          AA          9,067,460
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001A, 5.500%, 11/15/36

        3,000   Lakeland, Florida, Hospital System Revenue Bonds, Lakeland           11/16 at 100.00          A2          3,077,790
                 Regional Medical Center, Series 2006, 5.000%, 11/15/32

        3,500   Lee Memorial Health System, Florida, Hospital Revenue Bonds,          4/17 at 100.00           A          3,593,520
                 Series 2007A, 5.000%, 4/01/32

        3,430   Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg           No Opt. Call        BBB+          3,552,108
                 Regional Medical Center Project, Series 2003, 5.000%, 7/01/12

        1,250   Marion County Hospital District, Florida, Revenue Bonds,             10/17 at 100.00          A2          1,273,850
                 Munroe Regional Medical Center, Series 2007,
                 5.000%, 10/01/34 (WI/DD, Settling 5/09/07)

          825   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00          A2            879,293
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31

------------------------------------------------------------------------------------------------------------------------------------
       33,275   Total Health Care                                                                                        34,697,722
------------------------------------------------------------------------------------------------------------------------------------


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.1% (5.4% OF TOTAL INVESTMENTS)

                Broward County Housing Finance Authority, Florida, GNMA
                Collateralized Multifamily Housing Revenue Refunding Bonds,
                Tamarac Pointe Apartments, Series 1996:
$       1,500    6.250%, 7/01/26                                                      7/07 at 101.00         AAA     $    1,529,040
        1,000    6.300%, 1/01/32                                                      7/07 at 101.00         AAA          1,017,610

          120   Florida Housing Finance Agency, General Mortgage Revenue              6/07 at 100.00          AA            122,351
                 Refunding Bonds, Series 1992A, 6.400%, 6/01/24

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,               10/07 at 100.00         AAA          1,005,260
                 Holly Cove Apartments, Series 1995F, 6.150%, 10/01/25 -
                 AMBAC Insured (Alternative Minimum Tax)

        5,790   Florida Housing Finance Corporation, FNMA Revenue Bonds,             10/10 at 102.00         Aaa          6,077,010
                 Villa de Mallorca Apartments, Series 2000H-1, 6.000%, 7/01/33
                 (Alternative Minimum Tax)

        3,170   Florida Housing Finance Corporation, Housing Revenue Refunding       12/08 at 102.00          AA          3,205,789
                 Bonds, Hunters Ridge at Deerwood Apartments, Series 1998-0,
                 5.300%, 12/01/28

        3,630   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          3,812,553
                 Multifamily Housing Revenue Bonds, Sunset Bay Apartments,
                 Series 2000-5A, 5.950%, 7/01/30 - FSA Insured
                 (Alternative Minimum Tax)

        3,240   Pinellas County Housing Finance Authority, Florida, Multifamily       1/08 at 100.00         AAA          3,261,773
                 Housing Revenue Bonds, Emerald Bay Apartments,
                 Series 1998A, 5.000%, 4/01/28 (Mandatory put 4/01/08)
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       19,450   Total Housing/Multifamily                                                                                20,031,386
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.0% (0.6% OF TOTAL INVESTMENTS)

          530   Broward County Housing Finance Authority, Florida, Single              4/10 at 25.36         Aaa            114,300
                 Family Mortgage Revenue Bonds, Series 2001C,
                 0.000%, 4/01/33 (Alternative Minimum Tax)

          380   Broward County Housing Finance Authority, Florida,                     4/09 at 25.51         Aaa             85,017
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)

          260   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call         AAA            273,655
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17

        1,000   Florida Housing Finance Corporation, Homeowner Mortgage               1/16 at 100.00         Aa1            991,310
                 Revenue Bonds, Series 2006-6, 4.625%, 7/01/31
                 (Alternative Minimum Tax)

           70   Lee County Housing Finance Authority, Florida, Single Family          9/07 at 105.00         Aaa             70,982
                 Mortgage Revenue Bonds, Multi-County Program,
                 Series 1997A, Subseries 1, 7.200%, 3/01/27
                 (Alternative Minimum Tax)

           30   Miami-Dade County Housing Authority, Florida, Home Owner              4/08 at 101.50         Aaa             30,399
                 Mortgage Revenue Bonds, Series 1999A-1, 5.550%, 10/01/19
                 (Alternative Minimum Tax)

          535   Orange County Housing Finance Authority, Florida, Single             10/07 at 101.00         AAA            540,885
                 Family Mortgage Revenue Bonds, Series 1996A,
                 6.300%, 4/01/28 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        2,805   Total Housing/Single Family                                                                               2,106,548
------------------------------------------------------------------------------------------------------------------------------------


                LONG-TERM CARE - 4.8% (2.8% OF TOTAL INVESTMENTS)

        7,285   Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding     10/09 at 101.00           A          7,600,950
                 Bonds, Fleet Landing Project, Series 1999, 5.750%, 10/01/18 -
                 ACA Insured

                St. John's County Industrial Development Authority, Florida,
                First Mortgage Revenue Bonds, Presbyterian Retirement
                Communities, Series 2004A:
        1,125    5.850%, 8/01/24                                                      8/14 at 101.00         N/R          1,220,411
        1,570    5.625%, 8/01/34                                                      8/14 at 101.00         N/R          1,651,263

------------------------------------------------------------------------------------------------------------------------------------
        9,980   Total Long-Term Care                                                                                     10,472,624
------------------------------------------------------------------------------------------------------------------------------------


                MATERIALS - 2.3% (1.3% OF TOTAL INVESTMENTS)

        4,600   Hillsborough County Industrial Development Authority,                 4/10 at 101.00         N/R          4,990,080
                 Florida, Exempt Facilities Remarketed Revenue Bonds,
                 National Gypsum Company, Apollo Beach Project, Series 2000B,
                 7.125%, 4/01/30 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------


                                       21

                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 9.3% (5.4% OF TOTAL INVESTMENTS)

$      15,925   Florida State Board of Education, Full Faith and Credit Public        6/12 at 101.00         AAA     $   16,910,914
                 Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/20 -
                 MBIA Insured

        3,240   Reedy Creek Improvement District, Orange and Osceola                  4/14 at 100.00         AAA          3,440,070
                 Counties, Florida, General Obligation Bonds, Series 2004A,
                 5.000%, 6/01/22 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       19,165   Total Tax Obligation/General                                                                             20,350,984
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 44.5% (26.1% OF TOTAL INVESTMENTS)

        1,000   Alachua County School Board, Florida, Certificates of                 7/11 at 101.00         Aaa          1,045,280
                 Participation, Series 2001, 5.000%, 7/01/21 - AMBAC Insured

        2,645   Bartram Springs Community Development District, Duval County,         5/16 at 100.00         N/R          2,564,751
                 Florida, Special Assessment Bonds, Series 2006, 4.750%, 5/01/34

        1,055   Bay County School Board, Florida, Certificates of Participation,      7/14 at 100.00         Aaa          1,108,394
                 Series 2004, 5.000%, 7/01/24 - AMBAC Insured

        3,870   Broward County School Board, Florida, Certificates of                 7/14 at 100.00         AAA          4,159,979
                 Participation, Series 2004C, 5.250%, 7/01/20 - FSA Insured

        1,500   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA          1,585,065
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,290   Escambia County, Florida, Tourist Development Revenue                10/12 at 100.00         AAA          1,364,162
                 Refunding Bonds, Series 2002, 5.000%, 10/01/18 -
                 MBIA Insured

        8,425   Florida Department of Environmental Protection, Florida Forever       7/13 at 101.00         AAA          9,007,252
                 Revenue Bonds, Series 2003C, 5.000%, 7/01/19 -
                 AMBAC Insured (UB)

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        1,040    0.000%, 11/01/25 - MBIA Insured                                        No Opt. Call         AAA            467,366
        1,590    0.000%, 11/01/26 - MBIA Insured                                        No Opt. Call         AAA            683,000

        3,000   Florida State Department of Management Services, Certificates         8/15 at 101.00         AAA          3,185,790
                 of Participation, Series 2006A, 5.000%, 8/01/23 - MBIA Insured

        1,430   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/11 at 100.00         AAA          1,491,476
                 Bonds, Series 2001, 5.000%, 10/01/23 - AMBAC Insured

        2,090   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          2,201,188
                 Bonds, Series 2003, 5.000%, 10/01/22 - MBIA Insured

        3,145   Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds,         10/13 at 100.00         AAA          3,347,224
                 Series 2003C, 5.250%, 10/01/18 - MBIA Insured
                 (Alternative Minimum Tax)

        2,230   Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding      10/12 at 100.00         AAA          2,358,203
                 and Improvement Bonds, Series 2002, 5.000%, 10/01/21 -
                 FGIC Insured

        2,750   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,953,555
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/17 - FGIC Insured

        1,000   Jacksonville, Florida, Local Government Sales Tax Revenue               No Opt. Call         AAA          1,109,660
                 Refunding Bonds, Series 2001, 5.500%, 10/01/14 -
                 FGIC Insured

                Lake County School Board, Florida, Certificates of Participation,
                Series 2004A:
        1,190    5.000%, 7/01/20 - AMBAC Insured                                      7/14 at 100.00         AAA          1,257,021
        1,340    5.000%, 7/01/22 - AMBAC Insured                                      7/14 at 100.00         AAA          1,410,363
        1,470    5.000%, 7/01/24 - AMBAC Insured                                      7/14 at 100.00         AAA          1,544,397

        5,130   Manatee County School District, Florida, Sales Tax Revenue           10/13 at 100.00         AAA          5,484,534
                 Bonds, Series 2003, 5.000%, 10/01/17 - AMBAC Insured

                Miami-Dade County, Florida, Beacon Tradeport Community
                Development District, Special Assessment Bonds, Commercial
                Project, Series 2002A:
        1,975    5.500%, 5/01/22 - RAAI Insured                                       5/12 at 102.00          AA          2,129,761
          850    5.625%, 5/01/32 - RAAI Insured                                       5/12 at 102.00          AA            919,352


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,475   Northern Palm Beach County Improvement District, Florida,             8/10 at 102.00          AA     $    2,671,045
                 Revenue Bonds, Water Control and Improvement Development
                 Unit 19, Series 2000, 6.100%, 8/01/21 - RAAI Insured

        2,000   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                7/07 at 100.00         AAA          2,003,780
                 Series 1994, 6.125%, 1/01/24 - FGIC Insured

        8,000   Orange County School Board, Florida, Certificates of                  8/16 at 100.00         AAA          8,438,880
                 Participation, Series 2006A, 5.000%, 8/01/30 - FGIC Insured (UB)

        2,440   Orange County School Board, Florida, Certificates of                  8/14 at 100.00         Aaa          2,569,369
                 Participation, Series 2004A, 5.000%, 8/01/22 - AMBAC Insured

                Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
        1,665    5.125%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA          1,772,542
        3,400    5.125%, 1/01/23 - FGIC Insured                                       1/13 at 100.00         AAA          3,588,598

        2,040   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          2,167,541
                 Participation, Series 2002D, 5.250%, 8/01/21 - FSA Insured

        1,500   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          1,579,530
                 Participation, Series 2004A, 5.000%, 8/01/22 - FGIC Insured

        1,350   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA          1,436,873
                 5.000%, 9/01/21 - MBIA Insured

          825   Rivercrest Community Development District, Florida, Special           5/18 at 100.00          AA            867,438
                 Assessment Bonds, Series 2007, 5.000%, 5/01/30 - RAAI Insured

        5,000   Sumter County, Florida, Capital Improvement Revenue Bonds,            6/16 at 100.00         AAA          5,285,850
                 Series 2006, 5.000%, 6/01/36 - AMBAC Insured

       11,815   Volusia County School Board, Florida, Sales Tax Revenue Bonds,       10/12 at 100.00         AAA         12,755,474
                 Series 2002, 5.375%, 10/01/14 - FSA Insured

        1,000   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00         Aaa          1,057,130
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       93,525   Total Tax Obligation/Limited                                                                             97,571,823
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 39.1% (22.9% OF TOTAL INVESTMENTS)

        2,225   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          2,335,761
                 Series 2001J-1, 5.250%, 10/01/21 - AMBAC Insured
                 (Alternative Minimum Tax)

       12,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/07 at 101.00         AAA         12,255,240
                 5.750%, 10/01/26 - MBIA Insured (Alternative Minimum Tax)

        3,500   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/07 at 101.00         AAA          3,550,995
                 Revenue Bonds, Series 1997, 5.250%, 10/01/23 - FGIC Insured
                 (Alternative Minimum Tax)

        4,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          4,165,720
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
                 FSA Insured (Alternative Minimum Tax)

        2,500   Lee County, Florida, Airport Revenue Bonds, Series 2006,             10/15 at 100.00         AAA          2,625,150
                 5.000%, 10/01/33 - FSA Insured

        1,000   Lee County, Florida, Transportation Facilities Revenue Bonds,           No Opt. Call         AAA          1,078,930
                 Series 2004B, 5.000%, 10/01/14 - AMBAC Insured

                Miami-Dade County Expressway Authority, Florida, Toll System
                Revenue Bonds, Series 2004B:
        3,955    5.250%, 7/01/17 - FGIC Insured                                       7/14 at 100.00         AAA          4,313,046
        2,000    5.250%, 7/01/18 - FGIC Insured                                       7/14 at 100.00         AAA          2,168,640
        2,000    5.000%, 7/01/23 - FGIC Insured                                       7/14 at 100.00         AAA          2,110,080

       17,430   Miami-Dade County Expressway Authority, Florida, Toll System          7/16 at 100.00         AAA         18,515,192
                 Revenue Bonds, Series 2006, 5.000%, 7/01/31 -
                 AMBAC Insured (UB)

        2,000   Miami-Dade County Expressway Authority, Florida, Toll System          7/11 at 101.00         Aaa          2,108,340
                 Revenue Refunding Bonds, Series 2001, 5.000%, 7/01/21 -
                 FGIC Insured

       12,820   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/15 at 100.00         AAA         13,392,669
                 International Airport, 5.000%, 10/01/38 - CIFG Insured
                 (Alternative Minimum Tax) (UB)


                                       23

                        Nuveen Florida Quality Income Municipal Fund (NUF) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       7,500   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/08 at 101.00         AAA     $    7,637,700
                 International Airport, Series 1998A, 5.000%, 10/01/24 -
                 FGIC Insured (Alternative Minimum Tax)

        4,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami            10/08 at 101.00         AAA          4,074,560
                 International Airport, Series 1998C, 5.000%, 10/01/23 -
                 MBIA Insured (Alternative Minimum Tax)

        5,000   Tampa-Hillsborough County Expressway Authority, Florida,              7/15 at 101.00         AAA          5,430,650
                 Revenue Bonds, Series 2005, 5.000%, 7/01/16 -
                 AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       81,930   Total Transportation                                                                                     85,762,673
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 17.2% (10.1% OF TOTAL INVESTMENTS) (4)

        1,500   Bradford County Health Facility Authority, Florida, Revenue             No Opt. Call         AAA          1,689,255
                 Refunding Bonds, Santa Fe Healthcare Inc., Series 1993,
                 6.050%, 11/15/16 (ETM)

          750   Gainesville, Florida, Utilities System Revenue Bonds,                10/13 at 100.00      AA (4)            815,190
                 Series 2003A, 5.250%, 10/01/21 (Pre-refunded 10/01/13)

        2,600   Highlands County Health Facilities Authority, Florida, Hospital      11/11 at 101.00      A+ (4)          2,863,562
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)

        3,905   Miami-Dade County Educational Facilities Authority, Florida,          4/14 at 100.00         AAA          4,193,814
                 Revenue Bonds, University of Miami, Series 2004A,
                 5.000%, 4/01/20 (Pre-refunded 4/01/14) - AMBAC Insured

        8,175   North Broward Hospital District, Florida, Revenue and                 1/11 at 101.00      A2 (4)          8,884,345
                 Improvement Bonds, Series 2001, 6.000%, 1/15/31
                 (Pre-refunded 1/15/11)

        5,000   Orange County Health Facilities Authority, Florida, Hospital         11/12 at 101.00      A+ (4)          5,406,250
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2002, 5.250%, 11/15/18 (Pre-refunded 11/15/12)

        3,000   Orange County Health Facilities Authority, Florida, Hospital         12/12 at 100.00       A (4)          3,295,800
                 Revenue Bonds, Orlando Regional Healthcare System,
                 Series 2002, 5.750%, 12/01/32 (Pre-refunded 12/01/12)

        2,070   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00     Aa1 (4)          2,218,564
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17
                 (Pre-refunded 10/01/11)

        3,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          3,238,110
                 Series 2002II, 5.125%, 7/01/26 (Pre-refunded 7/01/12) -
                 FSA Insured

        4,625   South Broward Hospital District, Florida, Hospital Revenue            5/12 at 101.00     AA- (4)          5,061,184
                 Bonds, Series 2002, 5.625%, 5/01/32 (Pre-refunded 5/01/12)

------------------------------------------------------------------------------------------------------------------------------------
       34,625   Total U.S. Guaranteed                                                                                    37,666,074
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 8.4% (5.0% OF TOTAL INVESTMENTS)

        4,800   Hillsborough County Industrial Development Authority, Florida,       10/12 at 100.00        Baa2          5,010,576
                 Pollution Control Revenue Bonds, Tampa Electric Company
                 Project, Series 2002, 5.100%, 10/01/13

        9,440   JEA St. John's River Power Park System, Florida, Revenue             10/11 at 100.00         Aa2          9,874,334
                 Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/15

        1,220   Orlando Utilities Commission, Florida, Water and Electric            10/11 at 101.00         Aa1          1,302,301
                 Revenue Refunding Bonds, Series 2001, 5.250%, 10/01/17

          445   Orlando Utilities Commission, Florida, Water and Electric            10/12 at 100.00         Aa1            475,020
                 Revenue Refunding Bonds, Series 2002C, 5.250%, 10/01/17

          650   Reedy Creek Improvement District, Florida, Utility Revenue           10/15 at 100.00         AAA            690,086
                 Bonds, Series 2005-1, 5.000%, 10/01/25 - AMBAC Insured

        1,170   Tallahassee, Florida, Consolidated Utility System Revenue            10/15 at 100.00         AAA          1,243,874
                 Bonds, Series 2005, 5.000%, 10/01/25 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
       17,725   Total Utilities                                                                                          18,596,191
------------------------------------------------------------------------------------------------------------------------------------


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.6% (3.8% OF TOTAL INVESTMENTS)

$       1,500   Hollywood, Florida, Water and Sewer Revenue Refunding                10/13 at 100.00         Aaa     $    1,597,680
                 and Improvement Bonds, Series 2003, 5.000%, 10/01/20 -
                 FSA Insured

                JEA, Florida, Water and Sewerage System Revenue Bonds,
                Series 2004A:
        3,235    5.000%, 10/01/18 - FGIC Insured                                     10/13 at 100.00         AAA          3,445,663
        5,090    5.000%, 10/01/19 - FGIC Insured                                     10/13 at 100.00         AAA          5,421,461
        3,000    5.000%, 10/01/23 - FGIC Insured                                     10/13 at 100.00         AAA          3,156,120

        1,065   Lee County Industrial Development Authority, Florida, Utilities      11/12 at 100.00         AAA          1,114,725
                 Revenue Bonds, Bonita Springs Utilities Inc. Project,
                 Series 2002, 5.000%, 11/01/19 - MBIA Insured
                 (Alternative Minimum Tax)
------------------------------------------------------------------------------------------------------------------------------------
       13,890   Total Water and Sewer                                                                                    14,735,649
------------------------------------------------------------------------------------------------------------------------------------
$     356,655   Total Investments (cost $360,707,644) - 170.6%                                                          374,320,627
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (18.7)%                                                                     (41,110,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      3,236,072
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.3)%                                                       (117,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 219,446,699
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    N/R  Not rated.

                  WI/DD  Purchased on a when-issued or delayed delivery basis.

                  (ETM)  Escrowed to maturity.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL)
                        Portfolio of
                                INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 1.8% (1.2% OF TOTAL INVESTMENTS)

$       3,420   Tampa, Florida, Revenue Bonds, University of Tampa,                   4/16 at 100.00         Aaa     $    4,027,358
                 Series 2006, Residual 1741, 6.594%, 4/01/35 -
                 CIFG Insured (IF)
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 3.6% (2.3% OF TOTAL INVESTMENTS)

        2,000   Brevard County Health Facilities Authority, Florida, Hospital        10/07 at 100.00         AAA          2,014,000
                 Revenue Bonds, Holmes Regional Medical Center Project,
                 Series 1996, 5.625%, 10/01/14 - MBIA Insured

        2,500   Hillsborough County Industrial Development Authority, Florida,          No Opt. Call         AAA          3,008,675
                 Industrial Development Revenue Bonds, University Community
                 Hospital, Series 1994, 6.500%, 8/15/19 - MBIA Insured

        3,015   North Broward Hospital District, Florida, Revenue Refunding           7/07 at 101.00         AAA          3,048,255
                 and Improvement Bonds, Series 1997, 5.375%, 1/15/24 -
                 MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
        7,515   Total Health Care                                                                                         8,070,930
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/MULTIFAMILY - 13.3% (8.5% OF TOTAL INVESTMENTS)

          975   Broward County Housing Finance Authority, Florida, GNMA               6/07 at 102.00         Aaa            995,300
                 Collateralized Multifamily Housing Revenue Refunding Bonds,
                 Pompano Oaks Apartments, Series 1997, 6.000%, 12/01/27
                 (Alternative Minimum Tax)

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Bonds, Saxon Manor Isles Project, Series 1998B:
        1,260    5.350%, 9/01/18 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,279,102
        1,000    5.400%, 9/01/23 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,013,180

                Collier County Housing Finance Authority, Florida, Multifamily
                Housing Revenue Refunding Bonds, Saxon Manor Isles Project,
                Series 1998A, Subseries 1:
        1,040    5.350%, 9/01/18 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,055,766
        1,400    5.400%, 9/01/23 - FSA Insured (Alternative Minimum Tax)              3/08 at 101.00         AAA          1,418,452

                Dade County Housing Finance Authority, Florida, Multifamily
                Mortgage Revenue Bonds, Siesta Pointe Apartments Project, Series
                1997A:
        1,230    5.650%, 9/01/17 - FSA Insured (Alternative Minimum Tax)              9/07 at 101.00         AAA          1,246,457
        1,890    5.750%, 9/01/29 - FSA Insured (Alternative Minimum Tax)              9/07 at 101.00         AAA          1,913,927

          750   Florida Housing Finance Agency, Housing Revenue Bonds,                6/07 at 102.00         AAA            763,830
                 Crossings at Indian Run Apartments, Series 1996V,
                 6.100%, 12/01/26 - AMBAC Insured (Alternative Minimum Tax)

        1,400   Florida Housing Finance Agency, Housing Revenue Bonds,               10/07 at 102.00         AAA          1,429,344
                 Riverfront Apartments, Series 1997A, 6.250%, 4/01/37 -
                 AMBAC Insured (Alternative Minimum Tax)

        1,000   Florida Housing Finance Agency, Housing Revenue Bonds,                5/07 at 101.00         AAA          1,010,980
                 Turtle Creek Apartments, Series 1996C-1, 6.100%, 5/01/16 -
                 AMBAC Insured (Alternative Minimum Tax)

        2,055   Florida Housing Finance Corporation, GNMA Collateralized             12/10 at 102.00         Aaa          2,159,600
                 Housing Revenue Bonds, Cobblestone Apartments,
                 Series 2000K-1, 6.000%, 12/01/33 (Alternative Minimum Tax)

        2,475   Florida Housing Finance Corporation, GNMA Collateralized              9/10 at 102.00         AAA          2,645,528
                 Housing Revenue Bonds, Raintree Apartments, Series 2000J-1,
                 5.950%, 3/01/35 (Alternative Minimum Tax)

                Florida Housing Finance Corporation, Housing Revenue Bonds,
                Augustine Club Apartments, Series 2000D-1:
        1,500    5.500%, 10/01/20 - MBIA Insured                                     10/10 at 102.00         Aaa          1,581,330
        4,750    5.750%, 10/01/30 - MBIA Insured                                     10/10 at 102.00         Aaa          4,987,120

        3,415   Jacksonville, Florida, GNMA Collateralized Housing Revenue            9/07 at 100.00         AAA          3,445,052
                 Refunding Bonds, Windermere Manor Apartments,
                 Series 1993A, 5.875%, 3/20/28

        1,425   Miami-Dade County Housing Finance Authority, Florida,                 6/11 at 100.00         AAA          1,477,027
                 Multifamily Mortgage Revenue Bonds, Country Club Villas II
                 Project, Series 2001-1A, 5.750%, 7/01/27 - FSA Insured
                 (Alternative Minimum Tax)


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       1,065   Palm Beach County Housing Finance Authority, Florida,                 7/12 at 100.00         AAA     $    1,089,740
                 Multifamily Housing Revenue Bonds, Westlake Apartments
                 Phase II, Series 2002, 5.150%, 7/01/22 - FSA Insured
                 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       28,630   Total Housing/Multifamily                                                                                29,511,735
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 0.7% (0.5% OF TOTAL INVESTMENTS)

           30   Broward County Housing Finance Authority, Florida, Single             4/09 at 101.00         Aaa             30,598
                 Family Mortgage Revenue Refunding Bonds, Series 1999B,
                 5.250%, 4/01/31 - MBIA Insured (Alternative Minimum Tax)

          715   Escambia County Housing Finance Authority, Florida,                   4/08 at 102.00         Aaa            725,940
                 Multi-County Single Family Mortgage Revenue Bonds,
                 Series 1999, 5.200%, 4/01/32 - MBIA Insured
                 (Alternative Minimum Tax)

        4,135   Florida Housing Finance Corporation, Homeowner Mortgage                1/10 at 24.65         AAA            851,934
                 Revenue Bonds, Series 2000-4 , 0.000%, 7/01/30 -
                 FSA Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
        4,880   Total Housing/Single Family                                                                               1,608,472
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 3.9% (2.5% OF TOTAL INVESTMENTS)

        4,940   Florida State Board of Education, Full Faith and Credit,              6/11 at 101.00         AAA          5,178,553
                 Public Education Capital Outlay Bonds, Series 2001C,
                 5.125%, 6/01/29 - FGIC Insured

        1,895   Reedy Creek Improvement District, Orange and Osceola                  6/15 at 100.00         AAA          2,007,961
                 Counties, Florida, General Obligation Bonds, Series 2005B,
                 5.000%, 6/01/25 - AMBAC Insured

        1,390   Venice, Florida, General Obligation Bonds, Series 2004,               2/14 at 100.00         AAA          1,463,475
                 5.000%, 2/01/24 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        8,225   Total Tax Obligation/General                                                                              8,649,989
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 72.5% (46.3% OF TOTAL INVESTMENTS)
        3,820   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          4,112,077
                 Participation, Series 2003, 5.250%, 7/01/19 - MBIA Insured

        3,350   Broward County School Board, Florida, Certificates of                 2/17 at 100.00         AAA          3,941,041
                 Participation, Series 2007A, ROLS R-858-1, 6.778%, 7/01/32 -
                 FGIC Insured (IF)

        5,000   Broward County School Board, Florida, Certificates of                 7/17 at 100.00         AAA          5,287,700
                 Participation, Series 2007A, 5.000%, 7/01/32 -
                 FGIC Insured (UB)

        1,500   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA          1,585,065
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        3,000   Collier County, Florida, Gas Tax Revenue Bonds, Series 2005,          6/15 at 100.00         AAA          3,183,060
                 5.000%, 6/01/22 - AMBAC Insured

        1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,            4/12 at 101.00         AAA          1,669,261
                 Series 2002, 5.250%, 10/01/20 - MBIA Insured

                Destin, Florida, Capital Improvement Revenue Bonds, Series 2002:
        1,000    5.000%, 8/01/27 - MBIA Insured                                       8/12 at 101.00         Aaa          1,053,930
        1,000    5.125%, 8/01/31 - MBIA Insured                                       8/12 at 101.00         Aaa          1,055,970

        2,500   Escambia County School Board, Florida, Certificates of                2/15 at 100.00         AAA          2,640,325
                 Participation, Series 2004, 5.000%, 2/01/22 - MBIA Insured

        2,500   Flagler County School Board, Florida, Certificates of                 8/15 at 100.00         AAA          2,621,225
                 Participation, Master Lease Revenue Program, Series 2005A,
                 5.000%, 8/01/30 - FSA Insured

        1,435   Florida Department of Environmental Protection, Florida Forever       7/13 at 101.00         AAA          1,534,159
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/19 - FGIC Insured

                Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
        3,365    5.375%, 11/01/25 - MBIA Insured                                     11/10 at 101.00         AAA          3,553,171
        3,345    5.375%, 11/01/30 - MBIA Insured                                     11/10 at 101.00         AAA          3,526,433

        1,000   Florida Municipal Loan Council, Revenue Bonds, Series 2001A,         11/11 at 101.00         AAA          1,066,860
                 5.250%, 11/01/18 - MBIA Insured

        2,230   Florida Ports Financing Commission, Revenue Bonds, State             10/09 at 101.00         AAA          2,326,492
                 Transportation Trust Fund - Intermodal Program, Series 1999,
                 5.500%, 10/01/23 - FGIC Insured (Alternative Minimum Tax)

        5,200   Gulf Breeze, Florida, Local Government Loan Program,                 12/11 at 101.00         AAA          5,387,148
                 Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                 (Mandatory put 12/01/11) - FGIC Insured

        1,080   Gulf Breeze, Florida, Local Government Loan Program,                  6/07 at 101.00         AAA          1,092,604
                 Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                 (Mandatory put 12/01/10) - FGIC Insured


                                       27

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,020   Gulf Breeze, Florida, Local Government Loan Program,                  6/07 at 101.00         AAA     $    1,031,903
                 Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15
                 (Mandatory put 12/01/08) - FGIC Insured

        1,500   Gulf Breeze, Florida, Local Government Loan Program,                 12/10 at 101.00         Aaa          1,593,900
                 Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                 (Mandatory put 12/01/19) - FGIC Insured

        6,000   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA          6,249,900
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,000   Hillsborough County, Florida, Community Investment Tax Revenue       11/13 at 101.00         AAA          2,117,240
                 Bonds, Series 2004, 5.000%, 5/01/23 - AMBAC Insured

        1,000   Hillsborough County, Florida, Revenue Refunding Bonds,               10/15 at 100.00         AAA          1,061,670
                 Tampa Bay Arena, Series 2005, 5.000%, 10/01/25 - FGIC Insured

        2,595   Indian River County School Board, Florida, Certificates of            7/15 at 100.00         AAA          2,747,275
                 Participation, Series 2005, 5.000%, 7/01/22 - MBIA Insured

        1,000   Indian Trace Development District, Florida, Water Management          5/15 at 102.00         Aaa          1,069,430
                 Special Benefit Assessment Bonds, Series 2005,
                 5.000%, 5/01/25 - MBIA Insured

        1,500   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue         10/13 at 100.00         AAA          1,620,600
                 Bonds, Series 2003, 5.250%, 10/01/20 - MBIA Insured

        1,280   Lake County School Board, Florida, Certificates of Participation,     7/14 at 100.00         AAA          1,349,645
                 Series 2004A, 5.000%, 7/01/21 - AMBAC Insured

                Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
        1,730    5.000%, 10/01/18 - AMBAC Insured                                    10/12 at 100.00         AAA          1,829,458
        2,000    5.000%, 10/01/19 - AMBAC Insured                                    10/12 at 100.00         AAA          2,114,980

        1,230   Lee County, Florida, Local Option Gas Tax Revenue Bonds,             10/14 at 100.00         Aaa          1,311,500
                 Series 2004, 5.000%, 10/01/20 - FGIC Insured

        2,000   Miami-Dade County School Board, Florida, Certificates of             11/16 at 100.00         AAA          2,112,260
                 Participation, Series 2006B, 5.000%, 11/01/31 - AMBAC Insured

       18,000   Miami-Dade County, Florida, Subordinate Special Obligation             4/08 at 49.54         AAA          8,573,759
                 Bonds, Series 1997A, 0.000%, 10/01/21 - MBIA Insured

          825   Opa-Locka, Florida, Capital Improvement Revenue Bonds,                7/07 at 100.00         AAA            827,137
                 Series 1994, 7.000%, 1/01/14 - FGIC Insured

        1,000   Orange County School Board, Florida, Certificates of                  8/16 at 100.00         AAA          1,054,860
                 Participation, Series 2006A, 5.000%, 8/01/30 - FGIC Insured

                Orange County School Board, Florida, Master Lease Program,
                Certificates of Participation, Series 1997A:
        4,275    5.375%, 8/01/22 - MBIA Insured                                       8/07 at 101.00         Aaa          4,332,926
          495    5.375%, 8/01/22 - MBIA Insured                                       8/07 at 101.00         Aaa            501,678

        3,180   Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B,        1/13 at 100.00         AAA          3,385,396
                 5.125%, 1/01/19 - FGIC Insured

        2,500   Orange County, Florida, Tourist Development Tax Revenue Bonds,       10/16 at 100.00         AAA          2,643,225
                 Series 2006, 5.000%, 10/01/31 - XLCA Insured

                Osceola County, Florida, Transportation Revenue Bonds, Osceola
                Parkway, Series 2004:
        2,500    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         Aaa          2,654,375
        5,500    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         Aaa          5,800,520

        2,150   Palm Beach County School Board, Florida, Certificates of              8/14 at 100.00         AAA          2,259,887
                 Participation, Series 2004A, 5.000%, 8/01/24 - FGIC Insured

        6,500   Palm Beach County, Florida, Administrative Complex Revenue              No Opt. Call         AAA          6,709,949
                 Refunding Bonds, Series 1993, 5.250%, 6/01/11 - FGIC Insured

                Palm Beach County, Florida, Revenue Refunding Bonds,
                Criminal Justice Facilities, Series 1993:
        2,500    5.375%, 6/01/08 - FGIC Insured                                         No Opt. Call         AAA          2,545,575
        4,000    5.375%, 6/01/10 - FGIC Insured                                         No Opt. Call         AAA          4,197,760


                                       28

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,300   Plantation, Florida, Non-Ad Valorem Revenue Refunding and             8/13 at 100.00         Aaa     $    1,383,135
                 Improvement Bonds, Series 2003, 5.000%, 8/15/21 -
                 FSA Insured

       10,000   South Florida Water Management District, Certificates of             10/16 at 100.00         AAA         10,564,900
                 Participation, Series 2006, 5.000%, 10/01/36 -
                 AMBAC Insured (UB)

        4,260   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,475,599
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured

                St. Petersburg, Florida, Sales Tax Revenue Bonds, Professional
                Sports Facility, Series 2003:
        1,405    5.125%, 10/01/19 - FSA Insured                                      10/13 at 100.00         Aaa          1,506,399
        1,475    5.125%, 10/01/20 - FSA Insured                                      10/13 at 100.00         Aaa          1,581,451
        1,555    5.125%, 10/01/21 - FSA Insured                                      10/13 at 100.00         Aaa          1,667,224

        1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,               4/12 at 100.00         AAA          1,301,187
                 5.000%, 4/01/22 - FGIC Insured

        4,275   Volusia County School Board, Florida, Certificates of                 8/15 at 100.00         Aaa          4,518,803
                 Participation, Series 2005B, 5.000%, 8/01/24 - FSA Insured

        2,000   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,         10/14 at 100.00         AAA          2,131,200
                 5.000%, 10/01/21 - FSA Insured

       12,000   Volusia County, Florida, School Board Certificates of                 8/17 at 100.00         Aaa         12,714,360
                 Participation, Series 2007, 5.000%, 8/01/32 - FSA Insured (UB)

        1,785   Volusia County, Florida, Tax Revenue Bonds, Tourist                  12/14 at 100.00         Aaa          1,886,977
                 Development, Series 2004, 5.000%, 12/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
      162,460   Total Tax Obligation/Limited                                                                            161,064,564
------------------------------------------------------------------------------------------------------------------------------------

                TRANSPORTATION - 16.7% (10.7% OF TOTAL INVESTMENTS)

        9,000   Broward County, Florida, Airport System Revenue Bonds,               10/11 at 101.00         AAA          9,404,639
                 Series 2001J-1, 5.250%, 10/01/26 - AMBAC Insured
                 (Alternative Minimum Tax)

        2,150   Broward County, Florida, Airport System Revenue Bonds,               10/14 at 100.00         AAA          2,260,704
                 Series 2004L, 5.000%, 10/01/23 - AMBAC Insured

        1,100   Dade County, Florida, Seaport Revenue Refunding Bonds,               10/07 at 100.00         AAA          1,109,053
                 Series 1995, 5.750%, 10/01/15 - MBIA Insured

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,113,340
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

       15,025   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         16,129,637
                 6.000%, 10/01/32 - FSA Insured (Alternative Minimum Tax)

        5,615   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          6,079,361
                 Miami International Airport, Series 2002, 5.750%, 10/01/19 -
                 FGIC Insured (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
       34,890   Total Transportation                                                                                     37,096,734
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 11.5% (7.3% OF TOTAL INVESTMENTS) (4)

        5,325   Escambia County Housing Finance Authority, Florida, Dormitory         6/09 at 101.00         AAA          5,597,427
                 Revenue Bonds, University of West Florida Foundation Inc.,
                 Series 1999, 5.750%, 6/01/31 (Pre-refunded 6/01/09) -
                 MBIA Insured

       10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                 9/11 at 34.97         AAA          2,974,100
                 Series 2001, 0.000%, 9/01/29 (Pre-refunded 9/01/11) -
                 MBIA Insured

        1,830   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/13 at 100.00         AAA          1,961,577
                 Series 2003, 5.000%, 9/01/21 (Pre-refunded 9/01/13) -
                 MBIA Insured

        5,715   Seminole County, Florida, Water and Sewer Revenue Refunding             No Opt. Call         AAA          6,622,371
                 and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                 MBIA Insured (ETM)

                St. Lucie County, Florida, Utility System Revenue Refunding
                Bonds, Series 1993:
        5,000    5.500%, 10/01/15 - FGIC Insured (ETM)                                  No Opt. Call         AAA          5,462,350
        1,200    5.500%, 10/01/21 - FGIC Insured (ETM)                                  No Opt. Call         AAA          1,365,312

        1,500   Tampa, Florida, Healthcare System Revenue Bonds, Allegany             6/07 at 100.00         AAA          1,508,460
                 Health System - St. Joseph's Hospital, Series 1993,
                 5.125%, 12/01/23 - MBIA Insured (ETM)

------------------------------------------------------------------------------------------------------------------------------------
       30,570   Total U.S. Guaranteed                                                                                    25,491,597
------------------------------------------------------------------------------------------------------------------------------------


                                       29

                        Nuveen Insured Florida Premium Income Municipal Fund (NFL) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 5.6% (3.5% OF TOTAL INVESTMENTS)

$       8,000   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA     $    5,980,480
                 Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured

        3,525   Palm Beach County Solid Waste Authority, Florida, Revenue               No Opt. Call         AAA          3,703,788
                 Refunding Bonds, Series 1997A, 6.000%, 10/01/09 -
                 AMBAC Insured

        2,500   Tallahassee, Florida, Energy System Revenue Bonds, Series 2005,      10/15 at 100.00         AAA          2,643,250
                 5.000%, 10/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
       14,025   Total Utilities                                                                                          12,327,518
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 27.2% (17.2% OF TOTAL INVESTMENTS)

        1,250   Bay County, Florida, Water System Revenue Bonds, Series 2005,         9/15 at 100.00         Aaa          1,329,150
                 5.000%, 9/01/24 - AMBAC Insured

                Broward County, Florida, Water and Sewer Utility Revenue Bonds,
                Series 2003:
        5,000    5.000%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA          5,325,600
        4,500    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          4,739,400

                Davie, Florida, Water and Sewerage Revenue Refunding and
                Improvement Bonds, Series 2003:
          910    5.250%, 10/01/17 - AMBAC Insured                                    10/13 at 100.00         AAA            986,285
          475    5.250%, 10/01/18 - AMBAC Insured                                    10/13 at 100.00         AAA            513,190

                Deltona, Florida, Utility Systems Water and Sewer Revenue
                Bonds, Series 2003:
        1,250    5.250%, 10/01/22 - MBIA Insured                                     10/13 at 100.00         AAA          1,340,575
        1,095    5.000%, 10/01/23 - MBIA Insured                                     10/13 at 100.00         AAA          1,153,254
        1,225    5.000%, 10/01/24 - MBIA Insured                                     10/13 at 100.00         AAA          1,290,170

        3,945   Florida Governmental Utility Authority, Utility System Revenue       10/13 at 100.00         AAA          4,154,874
                 Bonds, Citrus Project, Series 2003, 5.000%, 10/01/23 -
                 AMBAC Insured

        1,000   Florida Governmental Utility Authority, Utility System Revenue        7/09 at 101.00         Aaa          1,025,190
                 Bonds, Golden Gate Project, Series 1999, 5.000%, 7/01/29 -
                 AMBAC Insured

        8,000   Indian River County, Florida, Water and Sewer Revenue Bonds,          9/08 at 102.00         AAA          8,295,039
                 Series 1993A, 5.250%, 9/01/24 - FGIC Insured

        1,000   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/13 at 100.00         AAA          1,068,350
                 Series 2004A, 5.000%, 10/01/14 - FGIC Insured

        1,500   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/14 at 100.00         AAA          1,586,055
                 Series 2007B, 5.000%, 10/01/24 - MBIA Insured

        1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003,                  10/13 at 100.00         AAA          1,527,140
                 5.000%, 10/01/22 - AMBAC Insured

        2,000   Manatee County, Florida, Public Utilities Revenue Bonds,             10/13 at 100.00         Aaa          2,144,340
                 Series 2003, 5.125%, 10/01/20 - MBIA Insured

                Marco Island, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,350    5.250%, 10/01/17 - MBIA Insured                                     10/13 at 100.00         AAA          1,463,171
        1,000    5.250%, 10/01/18 - MBIA Insured                                     10/13 at 100.00         AAA          1,080,400

        1,750   Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay            10/13 at 100.00         AAA          1,863,960
                 Utility Corporation, Series 2003, 5.000%, 10/01/20 -
                 MBIA Insured

                Palm Coast, Florida, Water Utility System Revenue Bonds,
                Series 2003:
        1,000    5.250%, 10/01/19 - MBIA Insured                                     10/13 at 100.00         AAA          1,080,400
          500    5.250%, 10/01/20 - MBIA Insured                                     10/13 at 100.00         AAA            540,200
          500    5.250%, 10/01/21 - MBIA Insured                                     10/13 at 100.00         AAA            537,405

        1,170   Polk County, Florida, Utility System Revenue Bonds,                  10/14 at 100.00         AAA          1,237,123
                 Series 2004A, 5.000%, 10/01/24 - FGIC Insured

                Port St. Lucie, Florida, Stormwater Utility System Revenue
                Refunding Bonds, Series 2002:
        1,190    5.250%, 5/01/15 - MBIA Insured                                       5/12 at 100.00         AAA          1,271,122
        1,980    5.250%, 5/01/17 - MBIA Insured                                       5/12 at 100.00         AAA          2,104,780

        1,000   Port St. Lucie, Florida, Utility System Revenue Bonds,                9/14 at 100.00         Aaa          1,064,950
                 Series 2004, 5.000%, 9/01/21 - MBIA Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                Sebring, Florida, Water and Wastewater Revenue Refunding
                Bonds, Series 2002:
$       1,360    5.250%, 1/01/17 - FGIC Insured                                       1/13 at 100.00         AAA     $    1,462,530
          770    5.250%, 1/01/18 - FGIC Insured                                       1/13 at 100.00         AAA            825,409
          500    5.250%, 1/01/20 - FGIC Insured                                       1/13 at 100.00         AAA            535,980

        3,530   Seminole County, Florida, Water and Sewer Revenue                       No Opt. Call         AAA          4,078,315
                 Refunding and Improvement Bonds, Series 1992,
                 6.000%, 10/01/19 - MBIA Insured

        1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/07 at 101.00         AAA          1,328,080
                 Series 1996, 5.800%, 10/01/11 - AMBAC Insured

        2,000   Village Center Community Development District, Florida, Utility      10/13 at 101.00         AAA          2,153,400
                 Revenue Bonds, Series 2003, 5.250%, 10/01/23 -
                 MBIA Insured

        1,100   Wauchula, Florida, Utility Revenue Bonds, Series 2001A,              10/11 at 101.00         AAA          1,148,994
                 5.000%, 10/01/31 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
       56,600   Total Water and Sewer                                                                                    60,254,831
------------------------------------------------------------------------------------------------------------------------------------
$     351,215   Total Investments (cost $331,680,130) - 156.8%                                                          348,103,728
=============-----------------------------------------------------------------------------------------------------------------------
                Floating Rate Obligations - (8.1)%                                                                      (17,990,000)
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      2,944,106
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.0)%                                                       (111,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $ 222,057,834
                ====================================================================================================================

                         All of the bonds in the Portfolio of Investments, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

                    N/R  Not rated.

                  (ETM)  Escrowed to maturity.

                   (IF)  Inverse floating rate investment.

                   (UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF)
                        Portfolio of
                               INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.3% (1.5% OF TOTAL INVESTMENTS)

$       1,685   Golden State Tobacco Securitization Corporation, California,          6/22 at 100.00         BBB     $    1,297,433
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2007A-2, 0.000%, 6/01/37
------------------------------------------------------------------------------------------------------------------------------------


                EDUCATION AND CIVIC ORGANIZATIONS - 14.9% (9.9% OF TOTAL INVESTMENTS)

        2,240   FSU Financial Assistance Inc., Florida, General Revenue Bonds,          No Opt. Call         AAA          2,410,800
                 Educational and Athletic Facilities Improvements,
                 Series 2004, 5.000%, 10/01/14 - AMBAC Insured

        1,985   North Miami, Florida, Educational Facilities Revenue Refunding        4/13 at 100.00         AAA          2,080,439
                 Bonds, Johnson and Wales University, Series 2003A,
                 5.000%, 4/01/19 - XLCA Insured

        1,500   Volusia County Educational Facilities Authority, Florida, Revenue    10/15 at 100.00          AA          1,560,270
                 Bonds, Embry-Riddle Aeronautical University, Series 2005,
                 5.000%, 10/15/35 - RAAI Insured

                Volusia County Educational Facilities Authority, Florida, Revenue
                Refunding Bonds, Embry-Riddle Aeronautical University,
                Series 2003:
        1,000    5.200%, 10/15/26 - RAAI Insured                                     10/13 at 100.00          AA          1,050,090
        1,250    5.200%, 10/15/33 - RAAI Insured                                     10/13 at 100.00          AA          1,308,450

------------------------------------------------------------------------------------------------------------------------------------
        7,975   Total Education and Civic Organizations                                                                   8,410,049
------------------------------------------------------------------------------------------------------------------------------------


                HEALTH CARE - 1.9% (1.2% OF TOTAL INVESTMENTS)

        1,000   Halifax Hospital Medical Center, Florida, Revenue Bonds,              6/16 at 100.00        BBB+          1,049,680
                 Series 2006, 5.250%, 6/01/26
------------------------------------------------------------------------------------------------------------------------------------


                HOUSING/SINGLE FAMILY - 1.2% (0.8% OF TOTAL INVESTMENTS)

          665   Florida Housing Finance Agency, GNMA Collateralized Home                No Opt. Call         AAA            699,926
                 Ownership Revenue Refunding Bonds, Series 1987G-1,
                 8.595%, 11/01/17
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/GENERAL - 5.1% (3.4% OF TOTAL INVESTMENTS)

        2,660   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          2,885,169
                 Texas, General Obligation Bonds, Series 2003, 5.375%, 2/15/26
                 (Pre-refunded 2/15/13) - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------


                TAX OBLIGATION/LIMITED - 70.1% (46.9% OF TOTAL INVESTMENTS)

          570   Bartram Springs Community Development District, Duval County,         5/16 at 100.00         N/R            552,706
                 Florida, Special Assessment Bonds, Series 2006, 4.750%, 5/01/34

          400   Collier County, Florida, Capital Improvement Revenue Bonds,          10/14 at 100.00         AAA            422,684
                 Series 2005, 5.000%, 10/01/23 - MBIA Insured

        1,000   Escambia County, Florida, Sales Tax Revenue Refunding Bonds,         10/12 at 101.00         AAA          1,075,590
                 Series 2002, 5.250%, 10/01/17 - AMBAC Insured

        1,525   Fernandina Beach, Florida, Utility Acquisition and Improvement        9/13 at 100.00         AAA          1,605,169
                 Revenue Bonds, Series 2003, 5.000%, 9/01/23 - FGIC Insured

        3,000   Florida Municipal Loan Council, Revenue Bonds, Series 2003B,         12/13 at 100.00         AAA          3,135,870
                 5.000%, 12/01/28 - MBIA Insured

        1,500   Hillsborough County School Board, Florida, Certificates of            7/13 at 100.00         AAA          1,562,475
                 Participation, Series 2003, 5.000%, 7/01/29 - MBIA Insured

        2,270   Jacksonville, Florida, Local Government Sales Tax Revenue            10/12 at 100.00         AAA          2,446,424
                 Refunding and Improvement Bonds, Series 2002,
                 5.375%, 10/01/18 - FGIC Insured

        2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,          10/12 at 100.00         AAA          2,395,215
                 5.000%, 10/01/20 - AMBAC Insured

        1,330   Mira Lago West Community Development District, Florida,               5/15 at 101.00         N/R          1,342,276
                 Capital Improvement Revenue Bonds, Series 2005,
                 5.375%, 5/01/36

        2,000   Orange County, Florida, Sales Tax Revenue Bonds,                      1/13 at 100.00         AAA          2,137,060
                 Series 2002A, 5.125%, 1/01/17 - FGIC Insured


                                       32

   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,500   Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B,        1/13 at 100.00         AAA     $    1,576,995
                 5.125%, 1/01/32 - FGIC Insured

        3,370   Osceola County School Board, Florida, Certificates of                 6/12 at 101.00         Aaa          3,593,600
                 Participation, Series 2002A, 5.125%, 6/01/20 - AMBAC Insured

        3,335   Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds,             10/14 at 100.00         AAA          3,618,075
                 Series 2004, 5.250%, 10/01/20 - MBIA Insured

        3,670   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          3,800,762
                 Participation, Series 2002D, 5.000%, 8/01/28 - FSA Insured

        2,000   Palm Beach Gardens, Florida, Special Obligation Revenue Bonds,        2/13 at 100.00         AAA          2,122,780
                 Series 2004, 5.000%, 5/01/20 - AMBAC Insured

        2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003,        9/13 at 100.00         AAA          2,226,186
                 5.000%, 9/01/23 - MBIA Insured

        1,730   St. John's County, Florida, Sales Tax Revenue Bonds,                 10/14 at 100.00         AAA          1,824,718
                 Series 2004A, 5.000%, 10/01/24 - AMBAC Insured

        4,000   St. Lucie County School Board, Florida, Certificates of               7/14 at 100.00         AAA          4,202,440
                 Participation, Master Lease Program, Series 2004A,
                 5.000%, 7/01/24 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
       37,580   Total Tax Obligation/Limited                                                                             39,641,025
------------------------------------------------------------------------------------------------------------------------------------


                TRANSPORTATION - 10.9% (7.3% OF TOTAL INVESTMENTS)

        2,000   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA          2,079,440
                 Revenue Bonds, Series 2002A, 5.125%, 10/01/32 - FSA Insured

        2,105   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/13 at 100.00         AAA          2,224,290
                 Revenue Refunding Bonds, Series 2003A, 5.000%, 10/01/17 -
                 FSA Insured

        1,730   Lee County, Florida, Transportation Facilities Revenue Bonds,        10/14 at 100.00         AAA          1,843,488
                 Series 2004B, 5.000%, 10/01/22 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
        5,835   Total Transportation                                                                                      6,147,218
------------------------------------------------------------------------------------------------------------------------------------


                U.S. GUARANTEED - 23.7% (15.8% OF TOTAL INVESTMENTS) (4)

        4,000   Highlands County Health Facilities Authority, Florida, Hospital      11/13 at 100.00      A+ (4)          4,475,439
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)

        1,950   Palm Beach County School Board, Florida, Certificates of              8/12 at 100.00         AAA          2,094,417
                 Participation, Series 2002D, 5.250%, 8/01/20
                 (Pre-refunded 8/01/12) - FSA Insured

        2,800   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00     Aa3 (4)          3,096,212
                 Bonds, Baycare Health System, Series 2003,
                 5.750%, 11/15/27 (Pre-refunded 5/15/13)

        2,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/12 at 101.00         AAA          2,158,740
                 Series 2002II, 5.125%, 7/01/26 (Pre-refunded 7/01/12) -
                 FSA Insured

        1,500   South Miami Health Facilities Authority, Florida, Hospital            2/13 at 100.00     AA- (4)          1,569,450
                 Revenue Bonds, Baptist Health Systems of South Florida,
                 Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)

------------------------------------------------------------------------------------------------------------------------------------
       12,250   Total U.S. Guaranteed                                                                                    13,394,258
------------------------------------------------------------------------------------------------------------------------------------


                UTILITIES - 0.8% (0.7% OF TOTAL INVESTMENTS)

          500   Tallahassee, Florida, Energy System Revenue Bonds,                   10/15 at 100.00         AAA            528,650
                 Series 2005, 5.000%, 10/01/29 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------


                WATER AND SEWER - 16.9% (11.3% OF TOTAL INVESTMENTS)

        1,000   Bay County, Florida, Water System Revenue Bonds, Series 2005,         9/15 at 100.00         Aaa          1,062,590
                 5.000%, 9/01/25 - AMBAC Insured

        3,000   Marco Island, Florida, Water Utility System Revenue Bonds,           10/13 at 100.00         AAA          3,144,030
                 Series 2003, 5.000%, 10/01/27 - MBIA Insured

        2,000   Miami-Dade County, Florida, Water and Sewer System Revenue           10/09 at 101.00         AAA          2,053,760
                 Bonds, Series 1999A, 5.000%, 10/01/29 - FGIC Insured


                                       33

                        Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) (continued)
                             Portfolio of INVESTMENTS April 30, 2007
   PRINCIPAL                                                                           OPTIONAL CALL
 AMOUNT (000)   DESCRIPTION (1)                                                        PROVISIONS (2)   RATINGS (3)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$         500   North Port, Florida, Utility System Revenue Bonds, Series 2000,      10/10 at 101.00         Aaa     $      521,325
                 5.000%, 10/01/25 - FSA Insured

        1,095   Palm Bay, Florida, Utility System Revenue Bonds, Series 2004,        10/14 at 100.00         AAA          1,187,944
                 5.250%, 10/01/20 - MBIA Insured

        1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue            5/12 at 100.00         AAA          1,568,790
                 Refunding Bonds, Series 2002, 5.000%, 5/01/23 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
        9,095   Total Water and Sewer                                                                                     9,538,439
------------------------------------------------------------------------------------------------------------------------------------
$      79,245   Total Long-Term Investments (cost $80,267,808) - 147.8%                                                  83,591,847
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        1,000   Puerto Rico Government Development Bank, Adjustable                                         A-1+          1,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 3.710%, 12/01/15 - MBIA Insured (5)
=============-----------------------------------------------------------------------------------------------------------------------
                Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
                --------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $81,267,808) - 149.6%                                                            84,591,847
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                        953,842
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.3)%                                                        (29,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                         $  56,545,689
                ====================================================================================================================

                         At least 80% of the Fund's net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    (2) Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

                    (3) Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

                    (4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

                    (5) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                    N/R  Not rated.

                                 See accompanying notes to financial statements.

                Statement of
                     ASSETS AND LIABILITIES April 30, 2007
                                                               FLORIDA              FLORIDA     INSURED FLORIDA      INSURED FLORIDA
                                                    INVESTMENT QUALITY       QUALITY INCOME      PREMIUM INCOME   TAX-FREE ADVANTAGE
                                                                 (NQF)                (NUF)               (NFL)                (NWF)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $411,765,660, $360,707,644,
   $331,680,130 and $81,267,808, respectively)            $433,306,050         $374,320,627        $348,103,728         $84,591,847
Cash                                                            85,308              757,417                  --              30,739
Receivables:
   Interest                                                  4,523,665            3,976,762           3,208,965             969,628
   Investments sold                                            115,000               35,000                  --              10,000
Other assets                                                    40,895               45,994              31,838               7,162
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                         438,070,918          379,135,800         351,344,531          85,609,376
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                      --                   --               7,622                  --
Floating rate obligations                                   52,835,000           41,110,000          17,990,000                  --
Payable for investments purchased                            1,268,163            1,268,163                  --                  --
Unrealized depreciation on forward swaps                       139,000                   --                  --                  --
Accrued expenses:
   Management fees                                             195,147              171,655             170,013              21,967
   Other                                                       104,190               86,587              69,497              27,817
Preferred share dividends payable                               54,227               52,696              49,565              13,903
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                     54,595,727           42,689,101          18,286,697              63,687
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                     132,000,000          117,000,000         111,000,000          29,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $251,475,191         $219,446,699        $222,057,834         $56,545,689
====================================================================================================================================
Common shares outstanding                                   16,587,502           14,302,595          14,393,396           3,882,373
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                  $      15.16         $      15.34        $      15.43         $     14.56
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                   $    165,875         $    143,026        $    143,934         $    38,824
Paid-in surplus                                            231,752,754          206,107,463         204,381,649          54,746,905
Undistributed (Over-distribution of) net investment income    (395,050)            (393,598)            207,417            (116,044)
Accumulated net realized gain (loss) from investments
   and derivative transactions                              (1,449,778)             (23,175)            901,236          (1,448,035)
Net unrealized appreciation (depreciation) of investments
   and derivative transactions                              21,401,390           13,612,983          16,423,598           3,324,039
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                    $251,475,191         $219,446,699        $222,057,834         $56,545,689
====================================================================================================================================
Authorized shares:
   Common                                                    Unlimited            Unlimited           Unlimited           Unlimited
   Preferred                                                 Unlimited            Unlimited           Unlimited           Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS
                                                          FLORIDA INVESTMENT QUALITY (NQF)           FLORIDA QUALITY INCOME (NUF)
                                                         ----------------------------------       ----------------------------------
                                                               FOR THE                                  FOR THE
                                                            TEN MONTHS           YEAR ENDED          TEN MONTHS          YEAR ENDED
                                                         ENDED 4/30/07              6/30/06       ENDED 4/30/07             6/30/06
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $16,706,597         $ 18,590,597         $14,362,063        $ 15,875,022
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,987,765            2,400,004           1,747,151           2,106,269
Preferred shares - auction fees                                274,849              330,395             243,616             292,974
Preferred shares - dividend disbursing agent fees               16,658               20,000              24,986              30,000
Shareholders' servicing agent fees and expenses                 16,990               25,968              12,190              19,689
Floating rate obligations interest expense and fees          1,101,402                   --           1,005,403                  --
Custodian's fees and expenses                                   97,140               94,947              91,625              84,372
Trustees' fees and expenses                                      7,451                7,986               6,743               6,917
Professional fees                                               22,274               23,475              21,307              20,934
Shareholders' reports - printing and mailing expenses           34,688               35,214              30,511              30,822
Stock exchange listing fees                                      8,149               10,049               8,135              10,176
Investor relations expense                                      39,147               39,284              34,143              34,569
Other expenses                                                  19,682               24,078              19,140              24,483
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     3,626,195            3,011,400           3,244,950           2,661,205
   Custodian fee credit                                        (23,262)             (20,929)            (35,668)            (12,060)
   Expense reimbursement                                            --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 3,602,933            2,990,471           3,209,282           2,649,145
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       13,103,664           15,600,126          11,152,781          13,225,877
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                      674,291              501,480             273,077             859,292
Net realized gain (loss) from forward swaps                         --                   --              25,000                  --
Change in net unrealized appreciation (depreciation)
   of investments                                            7,272,314          (14,732,365)          6,745,764         (12,303,508)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                           (139,000)                  --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                      7,807,605          (14,230,885)          7,043,841         (11,444,216)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (3,844,551)          (3,430,679)         (3,401,825)         (3,035,981)
From accumulated net realized gains                                 --                   --                  --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                  (3,844,551)          (3,430,679)         (3,401,825)         (3,035,981)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                  $17,066,718         $ (2,061,438)        $14,794,797        $ (1,254,320)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                            INSURED FLORIDA
                                                        INSURED FLORIDA PREMIUM INCOME (NFL)            TAX-FREE ADVANTAGE (NWF)
                                                        ------------------------------------      ----------------------------------
                                                               FOR THE                                  FOR THE
                                                            TEN MONTHS           YEAR ENDED          TEN MONTHS          YEAR ENDED
                                                         ENDED 4/30/07              6/30/06       ENDED 4/30/07             6/30/06
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                          $13,693,356         $ 16,457,213          $3,281,791         $ 3,932,174
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                              1,734,982            2,112,959             451,598             543,254
Preferred shares - auction fees                                231,122              277,832              60,384              72,587
Preferred shares - dividend disbursing agent fees               16,658               20,000               8,329              10,000
Shareholders' servicing agent fees and expenses                 12,289               18,474                 617               1,084
Floating rate obligations interest expense and fees            130,861                   --                  --                  --
Custodian's fees and expenses                                   69,872               90,431              18,497              29,616
Trustees' fees and expenses                                      6,606                7,198               1,571               1,951
Professional fees                                               21,130               21,112              11,854              12,624
Shareholders' reports - printing and mailing expenses           30,213               31,482              10,128              11,118
Stock exchange listing fees                                      8,157               10,172                 275                 330
Investor relations expense                                      34,323               34,752               8,958              10,822
Other expenses                                                  19,771               22,246              16,904              12,008
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and
   expense reimbursement                                     2,315,984            2,646,658             589,115             705,394
   Custodian fee credit                                        (21,630)             (11,298)             (6,669)             (7,904)
   Expense reimbursement                                            --                   --            (227,529)           (271,873)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                 2,294,354            2,635,360             354,917             425,617
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                       11,399,002           13,821,853           2,926,874           3,506,557
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                    1,215,018              938,575               2,259              (4,419)
Net realized gain (loss) from forward swaps                         --                   --              53,678             137,974
Change in net unrealized appreciation (depreciation)
   of investments                                            4,061,415          (13,926,918)          2,125,216          (3,311,864)
Change in net unrealized appreciation (depreciation)
   of forward swaps                                                 --                   --            (228,722)            418,597
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                      5,276,433          (12,988,343)          1,952,431          (2,759,712)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                  (3,147,762)          (2,768,590)           (819,179)           (728,881)
From accumulated net realized gains                            (76,901)            (281,644)                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Preferred shareholders                  (3,224,663)          (3,050,234)           (819,179)           (728,881)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                  $13,450,772         $ (2,216,724)         $4,060,126         $    17,964
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                              CHANGES IN NET ASSETS
                                        FLORIDA INVESTMENT QUALITY (NQF)                      FLORIDA QUALITY INCOME (NUF)
                               ------------------------------------------------     -----------------------------------------------
                                FOR THE TEN                                          FOR THE TEN
                               MONTHS ENDED        YEAR ENDED        YEAR ENDED     MONTHS ENDED        YEAR ENDED       YEAR ENDED
                                    4/30/07           6/30/06           6/30/05          4/30/07           6/30/06          6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $ 13,103,664      $ 15,600,126      $ 15,980,969     $ 11,152,781      $ 13,225,877     $ 13,414,949
Net realized gain (loss)
   from investments                 674,291           501,480           173,273          273,077           859,292       (1,167,083)
Net realized gain (loss)
   from forward swaps                    --                --                --           25,000                --               --
Change in net unrealized
   appreciation (depreciation)
   of investments                 7,272,314       (14,732,365)       15,407,096        6,745,764       (12,303,508)      15,972,684
Change in net unrealized
   appreciation (depreciation)
   of forward swaps                (139,000)               --                --               --                --               --
Distributions to
   Preferred shareholders:
   From net investment income    (3,844,551)       (3,430,679)       (1,892,045)      (3,401,825)       (3,035,981)      (1,638,023)
   From accumulated net
      realized gains                     --                --                --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations               17,066,718        (2,061,438)       29,669,293       14,794,797        (1,254,320)      26,582,527
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (9,504,640)      (13,251,988)      (16,116,436)      (7,852,127)      (11,076,970)     (13,650,082)
From accumulated net
   realized gains                        --                --                --               --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to Common shares
   from distributions
   to Common shareholders        (9,504,640)      (13,251,988)      (16,116,436)      (7,852,127)      (11,076,970)     (13,650,082)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due
   to reinvestment of distributions      --           155,702           472,933               --            42,933          201,370
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions            --           155,702           472,933               --            42,933          201,370
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares               7,562,078       (15,157,724)       14,025,790        6,942,670       (12,288,357)      13,133,815
Net assets applicable
   to Common shares
   at the beginning of period   243,913,113       259,070,837       245,045,047      212,504,029       224,792,386      211,658,571
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares at the
   end of period               $251,475,191      $243,913,113      $259,070,837     $219,446,699      $212,504,029     $224,792,386
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period           $   (395,050)     $   (149,523)      $   933,018     $   (393,598)     $   (292,353)    $    594,778
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                    INSURED FLORIDA
                                      INSURED FLORIDA PREMIUM INCOME (NFL)                      TAX-FREE ADVANTAGE (NWF)
                               ------------------------------------------------     ------------------------------------------------
                                FOR THE TEN                                         FOR THE TEN
                               MONTHS ENDED        YEAR ENDED        YEAR ENDED     MONTHS ENDED        YEAR ENDED       YEAR ENDED
                                    4/30/07           6/30/06           6/30/05          4/30/07           6/30/06          6/30/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income          $ 11,399,002      $ 13,821,853      $ 14,245,500      $ 2,926,874       $ 3,506,557      $ 3,512,261
Net realized gain (loss)
   from investments               1,215,018           938,575         1,839,639            2,259            (4,419)         140,285
Net realized gain (loss)
   from forward swaps                    --                --                --           53,678           137,974         (927,595)
Change in net
   unrealized appreciation
   (depreciation) of investments  4,061,415       (13,926,918)       10,371,791        2,125,216        (3,311,864)       4,741,998
Change in net
   unrealized appreciation
   (depreciation) of
   forward swaps                         --                --                --         (228,722)          418,597         (189,875)
Distributions to
   Preferred shareholders:
   From net investment income    (3,147,762)       (2,768,590)       (1,580,948)        (819,179)         (728,881)        (393,068)
   From accumulated
      net realized gains            (76,901)         (281,644)          (80,509)              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares
   from operations               13,450,772        (2,216,724)       24,795,473        4,060,126            17,964        6,884,006
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (8,995,875)      (11,855,911)      (13,587,141)      (2,139,189)       (2,694,347)      (3,101,579)
From accumulated net
   realized gains                  (300,815)       (2,071,689)       (1,576,378)              --                --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares
   from distributions
   to Common shareholders        (9,296,690)      (13,927,600)      (15,163,519)      (2,139,189)       (2,694,347)      (3,101,579)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common
   shares issued to shareholders due
   to reinvestment of distributions      --           268,943           181,928                --             5,148            9,910
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from
   capital share transactions            --           268,943           181,928                --             5,148            9,910
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets applicable
   to Common shares               4,154,082       (15,875,381)        9,813,882        1,920,937        (2,671,235)       3,792,337
Net assets applicable
   to Common shares
   at the beginning of period   217,903,752       233,779,133       223,965,251       54,624,752        57,295,987       53,503,650
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period        $222,057,834      $217,903,752      $233,779,133      $56,545,689       $54,624,752      $57,295,987
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period           $    207,417      $    952,052      $  1,759,000      $  (116,044)      $   (84,550)     $  (167,879)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                             CASH FLOWS For the Period July 1, 2006 through April 30, 2007
                                                                                                        FLORIDA             FLORIDA
                                                                                             INVESTMENT QUALITY      QUALITY INCOME
                                                                                                          (NQF)               (NUF)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS                  $ 17,066,718        $ 14,794,797
Adjustments to reconcile the net increase (decrease) in net assets applicable to
   Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                                        (106,784,034)        (69,266,453)
   Proceeds from sales and maturities of investments                                                 52,850,720          26,112,159
   Proceeds from sales of forward swaps                                                                      --              25,000
   Amortization/(Accretion) of premiums and discounts, net                                              465,297             649,816
   (Increase) Decrease in receivable for interest                                                       299,965             904,253
   (Increase) Decrease in receivable for investments sold                                               145,000             (35,000)
   (Increase) Decrease in other assets                                                                   (9,641)            (10,767)
   (Increase) Decrease in payable for investments purchased                                           1,268,163           1,268,163
   Increase (Decrease) in accrued management fees                                                           510                 551
   Increase (Decrease) in accrued other liabilities                                                      25,116              21,663
   Increase (Decrease) in Preferred shares dividends payable                                              7,262              17,461
   Net realized (gain) loss from investments                                                           (674,291)           (273,077)
   Net realized (gain) loss from forward swaps                                                               --             (25,000)
   Change in net unrealized (appreciation) depreciation of investments                               (7,272,314)         (6,745,764)
   Change in net unrealized (appreciation) depreciation of forward swaps                                139,000                  --
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                              (42,472,529)        (32,562,198)
------------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase in floating rate obligations                                                                52,835,000          41,110,000
Cash distributions paid to Common shareholders                                                       (9,504,640)         (7,852,127)
------------------------------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                                                  43,330,360          33,257,873
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                         857,831             695,675
Cash at the beginning of period                                                                        (772,523)             61,742
------------------------------------------------------------------------------------------------------------------------------------
CASH AT THE END OF PERIOD                                                                          $     85,308        $    757,417
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
       FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The Florida funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF), Nuveen Insured Florida Premium Income Municipal Fund (NFL) and Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF). Common shares of Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income
(NFL) are traded on the New York Stock Exchange while Common shares of Insured Florida Tax-Free Advantage (NWF) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of Florida or certain U.S. territories.

In February 2007, the Board of Trustees of the Funds approved a change in the Funds' fiscal year end from June 30 to April 30.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Investment Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Trustees. If the pricing service is unable to supply a price for a municipal bond or a forward swap contract, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when issued/delayed delivery purchase commitments. At April 30, 2007, Florida Investment Quality (NQF) and Florida Quality Income (NUF) each had outstanding when-issued/delayed delivery purchase commitments of $1,268,163. There were no such outstanding purchase commitments in Insured Florida Premium Income (NFL) or Insured Florida Tax-Free Advantage (NWF).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Florida Tax-Free Advantage (NWF) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. The investment policies of Insured Florida Tax-Free Advantage (NWF) permit the Fund to invest in a limited amount of out-of-state securities. Although the Fund may pursue this strategy from time to time, this strategy will not impact the tax-exempt status of the Fund's shares or of its distributions to its shareholders. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Notes to
    FINANCIAL STATEMENTS (continued)



Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in one or more Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                            INSURED      INSURED
                                  FLORIDA      FLORIDA      FLORIDA      FLORIDA
                               INVESTMENT      QUALITY      PREMIUM     TAX-FREE
                                  QUALITY       INCOME       INCOME    ADVANTAGE
                                    (NQF)        (NUF)        (NFL)        (NWF)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --        1,700           --           --
   Series T                         3,080           --           --           --
   Series W                            --           --        1,640        1,160
   Series TH                           --        1,700        2,800           --
   Series F                         2,200        1,280           --           --
--------------------------------------------------------------------------------
Total                               5,280        4,680        4,440        1,160
================================================================================

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an "Inverse floating rate investment". An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities". In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an "Underlying bond of an inverse floating rate trust", with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as "Floating rate obligations interest expense and fees" in the Statement of Operations.

During the ten months ended April 30, 2007, Florida Investment Quality (NQF), Florida Quality Income (NUF) and Insured Florida Premium Income (NFL) invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Insured Florida Tax-Free Advantage (NWF) did not invest in any such instruments during the ten months ended April 30, 2007.

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the ten months ended April 30, 2007, were as follows:

                                                                                                      INSURED
                                                                       FLORIDA        FLORIDA         FLORIDA
                                                                    INVESTMENT        QUALITY         PREMIUM
                                                                       QUALITY         INCOME          INCOME
                                                                         (NQF)          (NUF)           (NFL)
-------------------------------------------------------------------------------------------------------------
Average floating rate obligations                                  $34,348,339    $31,368,158     $4,055,395
Average annual interest rate and fees                                     3.85%          3.85%          3.87%
=============================================================================================================

Forward Swap Transactions

The Funds are authorized to invest in certain derivative financial instruments. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Insurance

Insured Florida Premium Income (NFL) invests only in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Florida Tax-Free Advantage (NWF) invests at least 80% of its net assets (including net assets attributable to Preferred shares) in municipal securities that are covered by insurance. The Fund may also invest up to 20% of its net assets (including net assets attributable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen").

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to
    FINANCIAL STATEMENTS (continued)



Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                   FLORIDA                                      FLORIDA
                                            INVESTMENT QUALITY (NQF)                      QUALITY INCOME (NUF)
                                    --------------------------------------     -----------------------------------------
                                     FOR THE TEN                                FOR THE TEN
                                    MONTHS ENDED   YEAR ENDED   YEAR ENDED     MONTHS ENDED    YEAR ENDED     YEAR ENDED
                                         4/30/07      6/30/06      6/30/05          4/30/07       6/30/06        6/30/05
------------------------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders due to
   reinvestment of distributions              --        9,854       30,216               --         2,715         12,874
========================================================================================================================
                                              INSURED FLORIDA                               INSURED FLORIDA
                                            PREMIUM INCOME (NFL)                        TAX-FREE ADVANTAGE (NWF)
                                    --------------------------------------     -----------------------------------------
                                     FOR THE TEN                                FOR THE TEN
                                    MONTHS ENDED   YEAR ENDED   YEAR ENDED     MONTHS ENDED    YEAR ENDED     YEAR ENDED
                                         4/30/07      6/30/06      6/30/05          4/30/07       6/30/06        6/30/05
------------------------------------------------------------------------------------------------------------------------
Common shares issued
   to shareholders due to
   reinvestment of distributions              --       16,602       11,023               --           339            670
========================================================================================================================

3. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the ten months ended April 30, 2007, were as follows:

                                                                                       INSURED      INSURED
                                                            FLORIDA      FLORIDA       FLORIDA      FLORIDA
                                                         INVESTMENT      QUALITY       PREMIUM     TAX-FREE
                                                            QUALITY       INCOME        INCOME    ADVANTAGE
                                                              (NQF)        (NUF)         (NFL)        (NWF)
-----------------------------------------------------------------------------------------------------------
Purchases                                              $106,784,034  $69,266,453   $38,639,684   $1,824,647
Sales and maturities                                     52,850,720   26,112,159    21,684,726    2,356,166
===========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2007, the cost of investments was as follows:

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
                                                          (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Cost of investments                                $358,600,392   $319,591,894   $313,534,106   $81,350,028
===========================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2007, were as follows:

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
                                                          (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                     $22,009,489    $13,795,326    $16,807,491    $3,385,564
   Depreciation                                        (138,548)      (176,742)      (204,407)     (143,745)
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments                    $21,870,941    $13,618,584    $16,603,084    $3,241,819
===========================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at April 30, 2007, the Funds' tax year end, were as follows:

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
                                                          (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *                  $282,408       $440,138       $851,071      $109,448
Undistributed net ordinary income **                         --             --             --            --
Undistributed net long-term capital gains                    --             --        998,461            --
===========================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on April 2, 2007, paid on May 1, 2007.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the ten months ended April 30, 2007, and during the tax years ended June 30, 2006 and June 30, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
2007                                                      (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income ***        $13,350,222    $11,250,793    $12,143,430    $2,962,418
Distributions from net ordinary income **                    --             --             --            --
Distributions from net long-term capital gains ****          --             --        377,716            --
===========================================================================================================

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
2006                                                      (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income           $16,916,047     $14,335,500    $14,787,761    $3,426,176
Distributions from net ordinary income **                   --              --             --            --
Distributions from net long-term capital gains              --              --      2,353,333            --
===========================================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
2005                                                      (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income            $18,170,882    $15,425,361    $15,228,310    $3,544,955
Distributions from net ordinary income **                    --             --        151,001            --
Distributions from net long-term capital gains               --             --      1,527,991            --
===========================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** The Funds hereby designate these amounts paid during the ten months ended April 30, 2007, as Exempt Interest Dividends.

**** The Funds hereby designate these amounts paid during the ten months ended
     April 30, 2007, as a long-term capital gain dividends pursuant to Internal Revenue Code Section 852(b)(3).

At April 30, 2007, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:

                                                                         INSURED
                                              FLORIDA      FLORIDA       FLORIDA
                                           INVESTMENT      QUALITY      TAX-FREE
                                              QUALITY       INCOME     ADVANTAGE
                                                (NQF)        (NUF)         (NWF)
--------------------------------------------------------------------------------
Expiration year:
   2012                                    $       --      $    --    $  837,725
   2013                                     1,449,778       23,175        97,429
   2014                                            --           --       236,625
   2015                                            --           --       194,032
--------------------------------------------------------------------------------
Total                                      $1,449,778      $23,175    $1,365,811
================================================================================

5. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                FLORIDA INVESTMENT QUALITY (NQF)
AVERAGE DAILY NET ASSETS                            FLORIDA QUALITY INCOME (NUF)
(INCLUDING NET ASSETS                       INSURED FLORIDA PREMIUM INCOME (NFL)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS
(INCLUDING NET ASSETS                   INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of April 30, 2007, the complex-level fee rate was .1824%.

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to preferred stock issued by or borrowings by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first eight years of Insured Florida Tax-Free Advantage's (NWF) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                   .32%                 2007                           .32%
2003                    .32                  2008                           .24
2004                    .32                  2009                           .16
2005                    .32                  2010                           .08
2006                    .32
================================================================================
*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Florida Tax-Free Advantage (NWF) for any portion of its fees and expenses beyond November 30, 2010.

Notes to
    FINANCIAL STATEMENTS (continued)



6. NEW ACCOUNTING PRONOUNCEMENTS

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows funds to delay implementing FIN 48 into NAV calculations until the fund's last NAV calculation in the first required financial statement reporting period. As a result, the Funds must begin to incorporate FIN 48 into their NAV calculations on October 31, 2007. At this time, management is continuing to evaluate the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. SUBSEQUENT EVENTS

Distributions to Common Shareholders

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2007, to shareholders of record on May 15, 2007, as follows:

                                                                                      INSURED       INSURED
                                                        FLORIDA        FLORIDA        FLORIDA       FLORIDA
                                                     INVESTMENT        QUALITY        PREMIUM      TAX-FREE
                                                        QUALITY         INCOME         INCOME     ADVANTAGE
                                                          (NQF)          (NUF)          (NFL)         (NWF)
-----------------------------------------------------------------------------------------------------------
Dividend per share                                       $.0575         $.0550         $.0605        $.0545
===========================================================================================================

Agreement and Plan of Merger

On June 20, 2007, Nuveen Investments announced that it had entered into a definitive Agreement and Plan of Merger ("Merger Agreement") with an investor group majority-led by Madison Dearborn Partners, LLC. Madison Dearborn Partners, LLC is a private equity investment firm based in Chicago, Illinois. The investor group includes affiliates of Merrill Lynch, Wachovia, Citigroup, Deutsche Bank and Morgan Stanley. It is anticipated that Merrill Lynch and its affiliates will be indirect "affiliated persons" (as that term is defined in the Investment Company Act of 1940) of the Funds. Under the terms of the merger, each outstanding share of Nuveen Investments' common stock (other than dissenting shares) will be converted into the right to receive a specified amount of cash, without interest. The merger is expected to be completed by the end of the year, subject to customary conditions, including obtaining the approval of Nuveen Investments shareholders, obtaining necessary fund and client consents sufficient to satisfy the terms of the Merger Agreement, and expiration of certain regulatory waiting periods. The obligations of Madison Dearborn Partners, LLC to consummate the merger are not conditioned on its obtaining financing. The Merger Agreement includes a "go shop" provision through July 19, 2007 during which Nuveen Investments may actively solicit and negotiate competing takeover proposals.

The consummation of the merger will be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreement between each Fund and the Adviser, and will result in the automatic termination of each Fund's agreement. Prior to the consummation of the merger, it is anticipated that the Board of Trustees of each Fund will consider a new investment management agreement with the Adviser. If approved by the Board, the new agreement would be presented to the Fund's shareholders for approval, and, if so approved by shareholders, would take effect upon consummation of the merger. There can be no assurance that the merger described above will be consummated as contemplated or that necessary shareholder approvals will be obtained.

                        Financial
                               HIGHLIGHTS

          Selected data for a Common share outstanding throughout each period:
                                                      Investment Operations                               Less Distributions
                               -----------------------------------------------------------------   ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)               $14.70        $ .79       $ .47           $(.23)            $ --     $1.03       $ (.57)      $ --     $ (.57)
Year Ended 6/30:
2006                   15.63          .94        (.86)           (.21)              --      (.13)        (.80)        --       (.80)
2005                   14.81          .96         .94            (.11)              --      1.79         (.97)        --       (.97)
2004                   15.87         1.06        (.84)           (.06)            (.01)      .15        (1.01)      (.20)     (1.21)
2003                   15.19         1.10         .76            (.07)            (.01)     1.78         (.97)      (.13)     (1.10)
2002                   14.76         1.13         .41            (.11)            (.02)     1.41         (.92)      (.06)      (.98)

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                14.86          .78         .49            (.24)              --      1.03         (.55)        --       (.55)
Year Ended 6/30:
2006                   15.72          .92        (.80)           (.21)              --      (.09)        (.77)        --       (.77)
2005                   14.81          .94        1.04            (.11)              --      1.87         (.96)        --       (.96)
2004                   15.75         1.04        (.78)           (.05)            (.01)      .20        (1.00)      (.14)     (1.14)
2003                   15.23         1.08         .71            (.07)            (.02)     1.70        (1.00)      (.18)     (1.18)
2002                   15.02         1.18         .14            (.12)            (.01)     1.19         (.94)      (.04)      (.98)
====================================================================================================================================
                                                                      Total Returns
                                                                 ----------------------
                                                                                Based
                            Offering                                               on
                           Costs and      Ending                               Common
                           Preferred      Common                  Based         Share
                               Share       Share      Ending         on           Net
                        Underwriting   Net Asset      Market     Market         Asset
                           Discounts       Value       Value      Value**       Value**
=======================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
---------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                         $ --      $15.16      $14.11      12.93%        7.08%
Year Ended 6/30:
2006                              --       14.70       13.02     (11.13)         (.85)
2005                              --       15.63       15.48      17.51         12.40
2004                              --       14.81       14.03      (9.61)          .95
2003                              --       15.87       16.75      13.28         12.02
2002                              --       15.19       15.83      13.27          9.77

FLORIDA QUALITY
INCOME (NUF)
---------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                           --       15.34       14.04      11.75          6.97
Year Ended 6/30:
2006                              --       14.86       13.07      (9.64)         (.55)
2005                              --       15.72       15.27      17.42         12.89
2004                              --       14.81       13.84     (10.29)         1.29
2003                              --       15.75       16.60      11.56         11.45
2002                              --       15.23       15.99      13.80          8.15
=======================================================================================
                                                                  Ratios/Supplemental Data
                  ------------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------

                       Ending
                          Net
                       Assets
                   Applicable    Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                    to Common   Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                  Shares (000)   Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)              $251,475        1.73%*          1.21%*           6.24%*       1.72%*          1.19%*          6.25%*        13%
Year Ended 6/30:
2006                  243,913        1.20            1.20             6.21         1.19            1.19            6.22           6
2005                  259,071        1.23            1.23             6.26         1.22            1.22            6.27          15
2004                  245,045        1.25            1.25             6.92         1.25            1.25            6.92          23
2003                  261,856        1.20            1.20             7.00         1.19            1.19            7.01          16
2002                  249,833        1.26            1.26             7.53         1.23            1.23            7.56          34

FLORIDA QUALITY
INCOME (NUF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)               219,447        1.78%*          1.23*            6.09*        1.76%*          1.21*           6.11*          7%
Year Ended 6/30:
2006                  212,504        1.22            1.22             6.06         1.21            1.21            6.06           8
2005                  224,792        1.24            1.24             6.07         1.23            1.23            6.07          20
2004                  211,659        1.25            1.25             6.83         1.25            1.25            6.83          38
2003                  224,311        1.24            1.24             6.92         1.23            1.23            6.94          28
2002                  216,044        1.28            1.28             7.81         1.26            1.26            7.83          30
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period        at End of Period
              -------------------------------------- ---------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
FLORIDA INVESTMENT
QUALITY (NQF)
--------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)          $132,000       $25,000      $72,628       $52,835       $8,258
Year Ended 6/30:
2006              132,000        25,000       71,196            --           --
2005              132,000        25,000       74,066            --           --
2004              132,000        25,000       71,410            --           --
2003              132,000        25,000       74,594            --           --
2002              132,000        25,000       72,317            --           --

FLORIDA QUALITY
INCOME (NUF)
--------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)           117,000        25,000       71,890        41,110        9,184
Year Ended 6/30:
2006              117,000        25,000       70,407            --           --
2005              117,000        25,000       73,033            --           --
2004              117,000        25,000       70,226            --           --
2003              117,000        25,000       72,930            --           --
2002              117,000        25,000       71,163            --           --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 - Inverse Floating Rate Securities.
(b)  For the ten months ended April 30, 2007.


                                 See accompanying notes to financial statements.

                                  50-51 spread

          Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                               Less Distributions
                               ------------------------------------------------------------------- ---------------------------------
                                                        Distributions    Distributions
                                                             from Net             from                    Net
                   Beginning                               Investment          Capital             Investment    Capital
                      Common                      Net       Income to         Gains to              Income to   Gains to
                       Share          Net   Realized/       Preferred        Preferred                 Common     Common
                   Net Asset   Investment  Unrealized          Share-           Share-                 Share-     Share-
                       Value       Income  Gain (Loss)        holders+         holders+    Total      holders    holders       Total
====================================================================================================================================
INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)               $15.14        $ .79       $ .38           $(.22)           $(.01)    $ .94        $(.63)     $(.02)    $ (.65)
Year Ended 6/30:
2006                   16.26          .96        (.91)           (.19)            (.02)     (.16)        (.82)      (.14)      (.96)
2005                   15.59          .99         .86            (.11)            (.01)     1.73         (.95)      (.11)     (1.06)
2004                   16.57         1.02        (.88)           (.05)            (.01)      .08         (.96)      (.10)     (1.06)
2003                   15.66         1.04         .89            (.08)              --      1.85         (.93)      (.01)      (.94)
2002                   15.30         1.07         .27            (.12)              --      1.22         (.86)        --       (.86)

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                14.07          .75         .50            (.21)              --      1.04         (.55)        --       (.55)
Year Ended 6/30:
2006                   14.76          .90        (.71)           (.19)              --        --         (.69)        --       (.69)
2005                   13.78          .90         .98            (.10)              --      1.78         (.80)        --       (.80)
2004                   14.75          .93        (.99)           (.05)              --      (.11)        (.86)        --       (.86)
2003(c)                14.33          .40         .70            (.03)              --      1.07         (.43)        --       (.43)
====================================================================================================================================
                                                                        Total Returns
                                                                   ----------------------
                                                                                  Based
                              Offering                                               on
                             Costs and      Ending                               Common
                             Preferred      Common                  Based         Share
                                 Share       Share      Ending         on           Net
                          Underwriting   Net Asset      Market     Market         Asset
                             Discounts       Value       Value      Value**       Value**
=========================================================================================
INSURED FLORIDA
PREMIUM INCOME (NFL)
-----------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                           $ --     $15.43       $14.74      12.05%         6.24%
Year Ended 6/30:
2006                                --      15.14        13.74     (12.56)         (.95)
2005                                --      16.26        16.74      25.54         11.33
2004                                --      15.59        14.24     (11.70)          .46
2003                                --      16.57        17.22      16.05         12.10
2002                                --      15.66        15.71      14.29          8.13

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
-----------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                             --      14.56        13.69       6.65          7.46
Year Ended 6/30:
2006                                --      14.07        13.37      (1.43)          .03
2005                                --      14.76        14.26      16.62         13.18
2004                                --      13.78        12.94     (13.56)         (.79)
2003(c)                           (.22)     14.75        15.87       8.82          6.08
=========================================================================================
                                                                  Ratios/Supplemental Data
                   -----------------------------------------------------------------------------------------------------------------
                                       Ratios to Average Net Assets                 Ratios to Average Net Assets
                                       Applicable to Common Shares                   Applicable to Common Shares
                                      Before Credit/Reimbursement                   After Credit/Reimbursement***
                                --------------------------------------------  -------------------------------------------

                        Ending
                           Net
                        Assets
                    Applicable   Expenses        Expenses              Net     Expenses        Expenses             Net   Portfolio
                     to Common  Including       Excluding       Investment    Including       Excluding      Investment    Turnover
                   Shares (000)  Interest++(a)   Interest++(a)      Income++   Interest++(a)   Interest++(a)     Income++      Rate
====================================================================================================================================
INSURED FLORIDA
PREMIUM INCOME (NFL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)               $222,058       1.25%*          1.18%*           6.13%*       1.24%*          1.17%*          6.14%*         6%
Year Ended 6/30:
2006                   217,904       1.18            1.18             6.13         1.17            1.17            6.14           9
2005                   233,779       1.16            1.16             6.14         1.16            1.16            6.15          12
2004                   223,965       1.16            1.16             6.36         1.15            1.15            6.36          38
2003                   237,490       1.18            1.18             6.41         1.16            1.16            6.42          14
2002                   223,961       1.21            1.21             6.89         1.21            1.21            6.89           8

INSURED FLORIDA
TAX-FREE ADVANTAGE (NWF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)                 56,546       1.25%*          1.25*            5.73*         .76%*           .76*           6.23*          2
Year Ended 6/30:
2006                    54,625       1.26            1.26             5.77          .76             .76            6.27           5
2005                    57,296       1.24            1.24             5.77          .75             .75            6.26           7
2004                    53,504       1.25            1.25             6.04          .74             .74            6.56         130
2003(c)                 57,223       1.15*           1.15*            4.18*         .67*            .67*           4.66*         46
====================================================================================================================================

                                                      Floating Rate Obligations
                 Preferred Shares at End of Period        at End of Period
              -------------------------------------- ---------------------------
                Aggregate   Liquidation                 Aggregate
                   Amount    and Market        Asset       Amount         Asset
              Outstanding         Value     Coverage  Outstanding      Coverage
                    (000)     Per Share    Per Share         (000)   Per $1,000
================================================================================
INSURED FLORIDA PREMIUM INCOME (NFL)
--------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)          $111,000       $25,000      $75,013       $17,990      $19,513
Year Ended 6/30:
2006              111,000        25,000       74,077            --           --
2005              111,000        25,000       77,653            --           --
2004              111,000        25,000       75,443            --           --
2003              111,000        25,000       78,489            --           --
2002              111,000        25,000       75,442            --           --

INSURED FLORIDA TAX-FREE ADVANTAGE (NWF)
--------------------------------------------------------------------------------
Year Ended 4/30:
2007(b)            29,000        25,000       73,746            --           --
Year Ended 6/30:
2006               29,000        25,000       72,090            --           --
2005               29,000        25,000       74,393            --           --
2004               29,000        25,000       71,124            --           --
2003(c)            29,000        25,000       74,330            --           --
================================================================================
*    Annualized.
** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) Interest expense arises from the application of SFAS No. 140 to certain inverse floating rate transactions entered into by the Fund as more fully described in Footnote 1 -Inverse Floating Rate Securities.
(b)  For the ten months ended April 30, 2007.
(c) For the period November 21, 2002 (commencement of operations) through June 30, 2003.

                                 See accompanying notes to financial statements.


                                  52-53 spread

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board Members of the Funds. The number of board members of the Fund is currently set at ten. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                    NUMBER OF
                                               YEAR FIRST                                                           PORTFOLIOS
                                               ELECTED        PRINCIPAL OCCUPATION(S)                               IN FUND COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD  OR APPOINTED   INCLUDING OTHER DIRECTORSHIPS                         OVERSEEN BY
AND ADDRESS                  WITH THE FUNDS    AND CLASS(2)   DURING PAST 5 YEARS                                   BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------

BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger(1)   Chairman of       1994           Chairman (since 1996) and Director of Nuveen Investments,   175
3/28/49                      the Board         Class I        Inc., Nuveen Investments, LLC; Chairman and Director
333 W. Wacker Drive          and Board                        (since 1997) of Nuveen Asset Management; Chairman and
Chicago, IL 60606            Member                           Director of Rittenhouse Asset Management, Inc. (since
                                                              1999); Chairman of Nuveen Investments Advisers Inc. (since
                                                              2002); formerly, Chairman and Director (1996-2004) Nuveen
                                                              Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                              formerly, Director (1996-2006) of Institutional Capital
                                                              Corporation.

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner            Lead Independent  1997           Private Investor and Management Consultant.                 175
8/22/40                      Board member      Class III
333 W. Wacker Drive
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown            Board member      1993           Retired (since 1989) as Senior Vice President of The        175
7/29/34                                        Class I        Northern Trust Company; Director (since 2002) Community
333 W. Wacker Drive                            (retiring      Board for Highland Park and Highwood, United Way of the
Chicago, IL 60606                              6/30/07)       Advisory North Shore; Director (since 2006) of the
                                                              Michael Rolfe Pancreatic Cancer Foundation.

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                Board member      1999           President, The Hall-Perrine Foundation, a private           175
10/22/48                                       Class III      philanthropic corporation (since 1996); Director and Vice
333 W. Wacker Drive                                           Chairman, United Fire Group, a publicly held company;
Chicago, IL 60606                                             Member of the Board of Regents for the State of Iowa
                                                              University System; Director, Gazette Companies; Life
                                                              Trustee of Coe College and Iowa College Foundation;
                                                              formerly, Director, Alliant Energy; formerly, Director,
                                                              Federal Reserve Bank of Chicago; formerly, President and
                                                              Chief Operating Officer, SCI Financial Group, Inc., a
                                                              regional financial services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter            Board member      2004           Dean, Tippie College of Business, University of Iowa        175
3/6/48                                         Class II       (since July 2006); formerly, Dean and Distinguished
333 W. Wacker Drive                                           Professor of Finance, School of Business at the
Chicago, IL 60606                                             University of Connecticut (2003-2006); previously, Senior
                                                              Vice President and Director of Research at the Federal
                                                              Reserve Bank of Chicago (1995- 2003); Director (since
                                                              1997), Credit Research Center at Georgetown University;
                                                              Director (since 2004) of Xerox Corporation; Director,
                                                              SS&C Technologies, Inc. (May 2005- October 2005).

------------------------------------------------------------------------------------------------------------------------------------
David J. Kundert             Board member      2005           Director, Northwestern Mutual Wealth Management             173
10/28/42                                       Class II       Company; Retired (since 2004) as Chairman, JPMorgan
333 W. Wacker Drive                                           Fleming Asset Management, President and CEO, Banc One
Chicago, IL 60606                                             Investment Advisors Corporation, and President, One Group
                                                              Mutual Funds; prior thereto, Executive Vice President, Banc
                                                              One Corporation and Chairman and CEO, Banc One
                                                              Investment Management Group; Board of Regents, Luther
                                                              College; member of the Wisconsin Bar Association; member
                                                              of Board of Directors, Friends of Boerner Botanical Gardens;
                                                              member of Board of Directors, Milwaukee Repertory Theater.


                                       54

                                                                                                                    NUMBER OF
                                               YEAR FIRST                                                           PORTFOLIOS
                                               ELECTED        PRINCIPAL OCCUPATION(S)                               IN FUND COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD  OR APPOINTED   INCLUDING OTHER DIRECTORSHIPS                         OVERSEEN BY
AND ADDRESS                  WITH THE FUNDS    AND CLASS(2)   DURING PAST 5 YEARS                                   BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider         Board member      1997           Chairman of Miller-Valentine Partners Ltd., a real          175
9/24/44                                        Class III      estate investment company; formerly, Senior Partner and
333 W. Wacker Drive                                           Chief Operating Officer (retired, 2004) of
Chicago, IL 60606                                             Miller-Valentine Group; formerly, Vice President,
                                                              Miller-Valentine Realty; Board Member, Chair of the
                                                              Finance Committee and member of the Audit Committee of
                                                              Premier Health Partners, the not-for- profit company of
                                                              Miami Valley Hospital; Vice President, Dayton
                                                              Philharmonic Orchestra Association; Board Member,
                                                              Regional Leaders Forum, which promotes cooperation on
                                                              economic development issues; Director, Dayton
                                                              Development Coalition; formerly, Member, Community
                                                              Advisory Board, National City Bank, Dayton, Ohio and
                                                              Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale          Board member      1997           Executive Director, Gaylord and Dorothy Donnelley           175
12/29/47                                       Class I        Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                           Great Lakes Protection Fund (from 1990 to 1994).
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Carole E. Stone              Board member      2007           Director, Chicago Board Options Exchange (since 2006);      175
6/28/47                                        Class I        Chair New York Racing Association Oversight Board
333 West Wacker Drive                                         (since 2005); Commissioner, New York State Commission
Chicago, IL 60606                                             on Public Authority Reform (since 2005); formerly Director,
                                                              New York State Division of the Budget (2000-2004),
                                                              Chair, Public Authorities Control Board (2000-2004) and
                                                              Director, Local Government Assistance Corporation
                                                              (2000-2004).

------------------------------------------------------------------------------------------------------------------------------------
Eugene S. Sunshine           Board member      2005           Senior Vice President for Business and Finance,             175
1/22/50                                        Class II       Northwestern University (since 1997); Director (since 2003),
333 W. Wacker Drive                                           Chicago Board Options Exchange; Chairman (since 1997),
Chicago, IL 60606                                             Board of Directors, Rubicon, a pure captive insurance
                                                              company owned by Northwestern University; Director (since
                                                              1997), Evanston Chamber of Commerce and Evanston
                                                              Inventure, a business development organization; Director
                                                              (since 2006), Pathways, a provider of therapy and related
                                                              information for physically disabled infants and young
                                                              children; formerly, Director (2003-2006), National Mentor
                                                              Holdings, a privately-held, national provider of home and
                                                              community-based services.


                                       55


Board Members
       AND OFFICERS (CONTINUED)

                                                                                                                    NUMBER OF
                                                                                                                    PORTFOLIOS
                                               YEAR FIRST                                                           IN FUND COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD  ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN BY
AND ADDRESS                  WITH THE FUNDS    APPOINTED(4)   DURING PAST 5 YEARS                                   OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUND:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman         Chief             1988           Managing Director (since 2002), Assistant Secretary         175
9/9/56                       Administrative                   and Associate General Counsel, formerly, Vice President
333 W. Wacker Drive          Officer                          and Assistant General Counsel, of Nuveen Investments, LLC;
Chicago, IL 60606                                             Managing Director (2002-2004), General Counsel (1998-2004)
                                                              and Assistant Secretary, formerly, Vice President of
                                                              Nuveen Advisory Corp. and Nuveen Institutional Advisory
                                                              Corp.(3); Managing Director (since 2002) and Assistant
                                                              Secretary and Associate General Counsel, formerly, Vice
                                                              President (since 1997), of Nuveen Asset Management;
                                                              Managing Director (since 2004) and Assistant Secretary
                                                              (since 1994) of Nuveen Investments, Inc.; Assistant
                                                              Secretary of NWQ Investment Management Company, LLC.
                                                              (since 2002); Vice President and Assistant Secretary of
                                                              Nuveen Investments Advisers Inc. (since 2002); Managing
                                                              Director, Associate General Counsel and Assistant
                                                              Secretary of Rittenhouse Asset Management, Inc.,
                                                              Symphony Asset Management LLC (since 2003), Tradewinds
                                                              Global Investors, LLC and Santa Barbara Asset
                                                              Management, LLC; (since 2006); Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Williams Adams IV            Vice President    2007           Executive Vice President, U.S. Structured Products of       118
6/9/55                                                        Nuveen Investments, LLC, (since 1999), prior thereto,
333 West Wacker Drive                                         Managing Director of Structured Investments.
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos           Vice President    2004           Managing Director (since 2005), formerly Vice President     175
9/22/63                                                       (since 2002) of Nuveen Investments, LLC; Chartered
333 W. Wacker Drive                                           Financial Analyst.
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
Cedric H. Antosiewicz        Vice President    2007           Managing Director, (since 2004) previously, Vice            118
1/11/62                                                       President (1993-2004) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson          Vice President    2000           Vice President (since 2002) of Nuveen Investments, LLC.     175
2/3/66                       and Assistant
333 W. Wacker Drive          Secretary
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo            Vice President    1999           Vice President and Treasurer of Nuveen Investments, LLC     175
11/28/67                                                      and of Nuveen Investments, Inc. (since 1999); Vice
333 W. Wacker Drive                                           President and Treasurer of Nuveen Asset Management
Chicago, IL 60606                                             (since 2002) and of Nuveen Investments Advisers Inc.
                                                              (since 2002); Assistant Treasurer of NWQ Investment
                                                              Management Company, LLC. (since 2002); Vice President
                                                              and Treasurer of Nuveen Rittenhouse Asset Management,
                                                              Inc. (since 2003); Treasurer of Symphony Asset
                                                              Management LLC (since 2003) and Santa Barbara Asset
                                                              Management, LLC (since 2006); Assistant Treasurer,
                                                              Tradewinds Global Investors, LLC (since 2006); formerly,
                                                              Vice President and Treasurer (1999-2004) of Nuveen
                                                              Advisory Corp. and Nuveen Institutional Advisory
                                                              Corp.(3); Chartered Financial Analyst.


                                       56

                                                                                                                    NUMBER OF
                                                                                                                    PORTFOLIOS
                                               YEAR FIRST                                                           IN FUND COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD  ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN BY
AND ADDRESS                  WITH THE FUNDS    APPOINTED(4)   DURING PAST 5 YEARS                                   OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson            Vice President   1998            Managing Director (since 2004), formerly, Vice              175
10/24/45                                                      President of Nuveen Investments, LLC, Managing
333 W. Wacker Drive                                           Director (2004) formerly, Vice President (1998-2004)
Chicago, IL 60606                                             of Nuveen Advisory Corp. and Nuveen Institutional
                                                              Advisory Corp.(3); Managing Director (since 2005) of
                                                              Nuveen Asset Management.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald        Vice President    1995           Managing Director (since 2002), formerly, Vice              175
3/2/64                                                        President of Nuveen Investments, LLC; Managing
333 W. Wacker Drive                                           Director (1997-2004) of Nuveen Advisory Corp. and
Chicago, IL 60606                                             Nuveen Institutional Advisory Corp.(3); Managing
                                                              Director (since 2001) of Nuveen Asset Management; Vice
                                                              President (since 2002) of Nuveen Investments Advisers
                                                              Inc.; Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy               Vice President    1998           Vice President (since 1993) and Funds Controller            175
5/31/54                      and Controller                   (since 1998) of Nuveen Investments, LLC; formerly,
333 W. Wacker Drive                                           Vice President and Funds Controller (1998-2004) of
Chicago, IL 60606                                             Nuveen Investments, Inc.; Certified Public Accountant.


------------------------------------------------------------------------------------------------------------------------------------
Walter M. Kelly              Chief Compliance  2003           Assistant Vice President and Assistant Secretary of         175
2/24/70                      Officer and                      the Nuveen Funds (2003-2006); Assistant Vice President
333 West Wacker Drive        Vice President                   and Assistant General Counsel (since 2003) of Nuveen
Chicago, IL 60606                                             Investments, LLC; previously, Associate (2001-2003) at
                                                              the law firm of Vedder, Price, Kaufman & Kammholz.


------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                Vice President    2000           Vice President (since 2000) of Nuveen Investments,          175
3/22/63                                                       LLC; Certified Public Accountant.
333 W. Wacker Drive
Chicago, IL 60606


------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                Vice President    2002           Vice President of Nuveen Investments, LLC (since 1999).     175
8/27/61
333 W. Wacker Drive
Chicago, IL 60606



                                       57


Board Members
       AND OFFICERS (CONTINUED)
                                                                                                                    NUMBER OF
                                                                                                                    PORTFOLIOS
                                               YEAR FIRST                                                           IN FUND COMPLEX
NAME, BIRTHDATE              POSITION(S) HELD  ELECTED OR     PRINCIPAL OCCUPATION(S)                               OVERSEEN BY
AND ADDRESS                  WITH THE FUNDS    APPOINTED(4)   DURING PAST 5 YEARS                                   OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin              Vice President    1988           Vice President, Assistant Secretary and Assistant           175
7/27/51                      and Assistant                    General Counsel of Nuveen Investments, LLC; formerly,
333 W. Wacker Drive          Secretary                        Vice President and Assistant Secretary of Nuveen
Chicago, IL 60606                                             Advisory Corp. and Nuveen Institutional Advisory Corp.(3);
                                                              Vice President (since 2005) and Assistant Secretary of
                                                              Nuveen Investments, Inc.; Vice President (since 2005)
                                                              and Assistant Secretary (since 1997) of Nuveen Asset
                                                              Management; Vice President (since 2000), Assistant
                                                              Secretary and Assistant General Counsel (since 1998) of
                                                              Rittenhouse Asset Management, Inc.; Vice President and
                                                              Assistant Secretary of Nuveen Investments Advisers Inc.
                                                              (since 2002); Assistant Secretary of NWQ Investment
                                                              Management Company, LLC (since 2002), Symphony Asset
                                                              Management LLC (since 2003) and Tradewinds Global
                                                              Investors, LLC and Santa Barbara Asset Management, LLC
                                                              (since 2006).

------------------------------------------------------------------------------------------------------------------------------------
Kevin J. McCarthy            Vice President    2007           Vice President and Assistant General Counsel, Nuveen        175
3/26/66                      and Secretary                    Investments, LLC (since 2007); prior thereto, Partner,
333 W. Wacker Drive                                           Bell, Boyd &Lloyd LLP (1997-2007)
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
John V. Miller               Vice President    2007           Managing Director (since 2007), formerly, Vice President    175
4/10/67                                                       (2002-2007) of Nuveen Investments, LLC; Chartered
333 W. Wacker Drive                                           Financial Analyst.
Chicago, IL 60606


(1) Mr. Schwertfeger is an "interested person'' of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve three year terms. The Board of Trustees is divided into three classes, Class I, Class II, and Class III, with each class being elected to serve until the third succeeding annual shareholders meeting subsequent to its election or thereafter in each case when its respective successors are duly elected or appointed. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. were reorganized into Nuveen Asset Management, effective January 1, 2005.

(4) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

        Notes

Reinvest Automatically
       EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Glossary of
       TERMS USED IN THIS REPORT


AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

INVERSE FLOATERS: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE

For Funds listed on the New York Stock Exchange, each Fund's Chief Executive Officer has submitted to the Exchange the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the Securities and Exchange Commission the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

INVESTMENT POLICY CHANGE

In February 2007, the Board of Trustees voted to remove investment policy restrictions that limited the territorial bond holdings of these Funds to a maximum of 10 percent of net assets. This change will give the Funds' portfolio managers greater flexibility to achieve its investment objectives.


BOARD OF TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Carol E. Stone
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL



Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
          For GENERATIONS

Photo of: 2 women looking at a photo album.


Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $166 billion in assets, as of March 31, 2007, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds, specializing in global value equities; Rittenhouse, focused on "blue-chip" growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                             o Share prices
           Learn more        o Fund details
about Nuveen Funds at        o Daily financial news
   WWW.NUVEEN.COM/CEF        o Investor education
                             o Interactive planning tools


Logo: NUVEEN Investments

                                                                     EAN-A-0407D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the Code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/etf. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then click on Code of Conduct.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

              Nuveen Insured Florida Premium Income Municipal Fund

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                          AUDIT FEES BILLED          AUDIT-RELATED FEES               TAX FEES                 ALL OTHER FEES
FISCAL YEAR ENDED            TO FUND (1)             BILLED TO FUND (2)          BILLED TO FUND (3)          BILLED TO FUND (4)
------------------------------------------------------------------------------------------------------------------------------------
April 30, 2007 (5)           $ 15,099                      $ 0                        $ 0                         $ 1,500
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                0%                       0%                         0%                              0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2006                $ 14,396                      $ 0                      $ 400                         $ 2,900
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                0%                       0%                         0%                              0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------

(1) "Audit Fees" are the aggregate fees billed for professional services for the audit of the Fund's annual financial statements and services provided in connection with statutory and regulatory filings or engagements.

(2) "Audit Related Fees" are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements and are not reported under "Audit Fees".

(3) "Tax Fees" are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning.

(4) "All Other Fees" are the aggregate fees billed for products and services other than "Audit Fees", "Audit Related Fees", and "Tax Fees".

(5)  Fund changed fiscal year from June to April starting in (2007.)


                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Asset Management ("NAM" or the "Adviser"), and any entity controlling, controlled by or under common control with NAM ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The tables also show the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                              AUDIT-RELATED FEES         TAX FEES BILLED TO            ALL OTHER FEES
                                             BILLED TO ADVISER AND           ADVISER AND              BILLED TO ADVISER
                                                AFFILIATED FUND            AFFILIATED FUND           AND AFFILIATED FUND
                                               SERVICE PROVIDERS        SERVICE PROVIDERS (1)         SERVICE PROVIDERS
-----------------------------------------------------------------------------------------------------------------------------
April 30, 2007 (2)                                   $ 0                      $     0                        $ 0
-----------------------------------------------------------------------------------------------------------------------------
Percentage approved                                   0%                           0%                         0%
pursuant to
pre-approval
exception
-----------------------------------------------------------------------------------------------------------------------------
June 30, 2006                                        $ 0                      $ 2,400                        $ 0
-----------------------------------------------------------------------------------------------------------------------------
Percentage approved                                   0%                           0%                         0%
pursuant to
pre-approval
exception
-----------------------------------------------------------------------------------------------------------------------------

(1) The amounts reported for the Fund under the column heading "Tax Fees" represents amounts billed to the Adviser exclusively for the preparation for the Fund's tax return, the cost of which is borne by the Adviser. In the aggregate, for all Nuveen funds for which Ernst & Young LLP serves as independent registered public accounting firm, these fees amounted to $161,400 in 2006. Beginning with fund fiscal years ending August 31, 2006, Ernst & Young LLP will no longer prepare the fund tax returns.

(2)  Fund changed fiscal year from June to April starting in (2007.)


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. The Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP's independence.


FISCAL YEAR ENDED                                        TOTAL NON-AUDIT FEES
                                                        BILLED TO ADVISER AND
                                                       AFFILIATED FUND SERVICE          TOTAL NON-AUDIT FEES
                                                        PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                       RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                              TOTAL NON-AUDIT FEES     OPERATIONS AND FINANCIAL        PROVIDERS (ALL OTHER
                                 BILLED TO FUND         REPORTING OF THE FUND)              ENGAGEMENTS)             TOTAL
------------------------------------------------------------------------------------------------------------------------------
April 30, 2007 (1)                   $ 1,500                      $     0                     $ 0                   $ 1,500
June 30, 2006                        $ 3,300                      $ 2,400                     $ 0                   $ 5,700

"Non-Audit Fees billed to Adviser" for both fiscal year ends represent "Tax Fees" billed to Adviser in their respective amounts from the previous table.

(1)  Fund changed fiscal year from June to April starting in (2007.)


Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans, William J. Schneider, Eugene S. Sunshine and effective January 1, 2007, David J. Kundert.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant invests its assets primarily in municipal bonds and cash management securities. On rare occasions the registrant may acquire, directly or through a special purpose vehicle, equity securities of a municipal bond issuer whose bonds the registrant already owns when such bonds have deteriorated or are expected shortly to deteriorate significantly in credit quality. The purpose of acquiring equity securities generally will be to acquire control of the municipal bond issuer and to seek to prevent the credit deterioration or facilitate the liquidation or other workout of the distressed issuer's credit problem. In the course of exercising control of a distressed municipal issuer, NAM may pursue the registrant's interests in a variety of ways, which may entail negotiating and executing consents, agreements and other arrangements, and otherwise influencing the management of the issuer. NAM does not consider such activities proxy voting for purposes of Rule 206(4)-6 under the 1940 Act, but nevertheless provides reports to the registrant's Board of Trustees on its control activities on a quarterly basis.

In the rare event that a municipal issuer were to issue a proxy or that the registrant were to receive a proxy issued by a cash management security, NAM would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the registrant's Board of Trustees or its representative. A member of NAM's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 206(4)-6, reports were filed with the SEC on Form N-PX, and the results provided to the registrant's Board of Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

THE PORTFOLIO MANAGER

The following individual has primary responsibility for the day-to-day implementation of the registrant's investment strategies:

NAME                     FUND
Daniel J. Close          Nuveen Insured Florida Premium Income Municipal Fund

Other Accounts Managed. In addition to managing the registrant, the portfolio manager is also primarily responsible for the day-to-day portfolio management of the following accounts:

                        TYPE OF ACCOUNT                NUMBER OF
PORTFOLIO MANAGER           MANAGED                     ACCOUNTS      ASSETS*
--------------------------------------------------------------------------------
Daniel J. Close     Registered Investment Company          25    $ 4.94  billion
                    Other Pooled Investment Vehicles        0    $0
                    Other Accounts                          6    $.12 million
* Assets are as of April 30, 2007. None of the assets in these accounts are subject to an advisory fee based on performance.

Compensation. Each portfolio manager's compensation consists of three basic elements--base salary, cash bonus and long-term incentive compensation. The compensation strategy is to annually compare overall compensation, including these three elements, to the market in order to create a compensation structure that is competitive and consistent with similar financial services companies. As discussed below, several factors are considered in determining each portfolio manager's total compensation. In any year these factors may include, among others, the effectiveness of the investment strategies recommended by the portfolio manager's investment team, the investment performance of the accounts managed by the portfolio manager, and the overall performance of Nuveen Investments, Inc. (the parent company of NAM). Although investment performance is a factor in determining the portfolio manager's compensation, it is not necessarily a decisive factor. The portfolio manager's performance is evaluated in part by comparing manager's performance against a specified investment benchmark. This fund-specific benchmark is a customized subset (limited to bonds in each Fund's specific state and with certain maturity parameters) of the S&P/Investortools Municipal Bond index, an index comprised of bonds held by managed municipal bond fund customers of Standard & Poor's Securities Pricing, Inc. that are priced daily and whose fund holdings aggregate at least $2 million. As of April 30, 2007, the S&P/Investortools Municipal Bond index was comprised of 50,300 securities with an aggregate current market value of $
985.260 billion.

Base salary. Each portfolio manager is paid a base salary that is set at a level determined by NAM in accordance with its overall compensation strategy discussed above. NAM is not under any current contractual obligation to increase a portfolio manager's base salary.

Cash bonus. Each portfolio manager is also eligible to receive an annual cash bonus. The level of this bonus is based upon evaluations and determinations made by each portfolio manager's supervisors, along with reviews submitted by his peers. These reviews and evaluations often take into account a number of factors, including the effectiveness of the investment strategies recommended to the NAM's investment team, the performance of the accounts for which he/she serves as portfolio manager relative to any benchmarks established for those accounts, his/her effectiveness in communicating investment performance to stockholders and their representatives, and his/her contribution to the NAM investment process and to the execution of investment strategies. The cash bonus component is also impacted by the overall performance of Nuveen Investments, Inc. in achieving its business objectives.

Long-term incentive compensation. Each portfolio manager is eligible to receive bonus compensation in the form of equity-based awards issued in securities issued by Nuveen Investments, Inc. The amount of such compensation is dependent upon the same factors articulated for cash bonus awards but also factors in his long-term potential with the firm.

Material Conflicts of Interest. Each portfolio manager's simultaneous management of the registrant and the other accounts noted above may present actual or apparent conflicts of interest with respect to the allocation and aggregation of securities orders placed on behalf of the Registrant and the other account. NAM, however, believes that such potential conflicts are mitigated by the fact that the NAM has adopted several policies that address potential conflicts of interest, including best execution and trade allocation policies that are designed to ensure (1) that portfolio management is seeking the best price for portfolio securities under the circumstances, (2) fair and equitable allocation of investment opportunities among accounts over time and (3) compliance with applicable regulatory requirements. All accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the portfolio manager, although the allocation procedures may provide allocation preferences to funds with special characteristics (such as favoring state funds versus national funds for allocations of in-state bonds). In addition, NAM has adopted a Code of Conduct that sets forth policies regarding conflicts of interest.

Beneficial Ownership of Securities. As of the April 30, 2007, the portfolio manager beneficially owned the following dollar range of equity securities issued by the Registrant and other Nuveen Funds managed by NAM's municipal investment team.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         DOLLAR RANGE OF EQUITY
                                                                                       DOLLAR RANGE      SECURITIES BENEFICIALLY
                                                                                       OF EQUITY         OWNED IN THE REMAINDER OF
                                                                                       SECURITIES        NUVEEN FUNDS MANAGED
                                                                                       BENEFICIALLY      BY NAM'S MUNICIPAL
NAME OF PORTFOLIO MANAGER  FUND                                                        OWNED IN FUND     INVESTMENT TEAM
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Close            Nuveen Insured Florida Premium Income Municipal Fund        $  0              $0
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGER BIO:

Daniel J. Close, CFA, Assistant Vice President, Nuveen Asset Management. Mr. Close joined Nuveen Investments in 2000 as a member of Nuveen's product management and development team, where he was responsible for the oversight and development of Nuveen's mutual fund product line. He then served as a research analyst for Nuveen's municipal investing team, covering corporate-backed, energy, transportation and utility credits. He received his BS in Business from Miami University, and his MBA from Northwestern University's Kellogg School of Management.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrants Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")
          (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant's website at www.nuveen.com/etf and there were no amendments during the period covered by this report. (To view the code, click on the Investor Resources drop down menu box, click on Fund Governance and then Code of Conduct.)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Florida Premium Income Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          Vice President and Secretary

Date: July 9, 2007
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 9, 2007
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 9, 2007
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.